  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 14, 2007.


                                       REGISTRATION NOS. 333-118362 AND 811-6459
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                         POST-EFFECTIVE AMENDMENT NO. 7                      [X]

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 59                             [X]

                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 274-6900
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
MERRILL LYNCH LIFE INSURANCE COMPANY       SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

                            ------------------------

   It is proposed that this filing will become effective (check appropriate space):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485


[ ] on ________________ pursuant to paragraph (b) of Rule 485

            (date)


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on  ______________ pursuant to paragraph (a)(1) of Rule 485

            (date)

   If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-16
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          MERRILL LYNCH LIFE INSURANCE
                                    COMPANY
                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                      SUPPLEMENT DATED FEBRUARY 14, 2007
                                     TO THE
                                 PROSPECTUS FOR
                         MERRILL LYNCH INVESTOR CHOICE
                                   ANNUITY(SM)
                               (INVESTOR SERIES)
                              (DATED MAY 1, 2006)

This supplement updates your Prospectus for the Merrill Lynch Investor Choice Annuity(SM) (Investor Series) issued through Merrill Lynch Life Variable Annuity Separate Account A. Please retain this supplement with your Investor Choice Annuity(SM) (Investor Series) Prospectus for your reference.

This supplement describes two new subaccounts that will invest in the Funds referenced below, and will be available for the allocation of premiums and contract value on or about May 1, 2007.

The new subaccounts invest in the following Funds:

[ ]  PIMCO VARIABLE INSURANCE TRUST
        Low Duration Portfolio

[ ]  WANGER ADVISORS TRUST
        Wanger International Small Cap



Accordingly, the following changes are made to your Prospectus:




                                                                     101862-0207

Under the Section, "FEE TABLE."


The following is added to the table of annual expenses for the Funds that starts on page 4:

                                                  PIMCO VARIABLE
                                                 INSURANCE TRUST               WANGER
                                                 ---------------           ADVISORS TRUST
                                                   LOW DURATION           ----------------
                                                    PORTFOLIO                  WANGER
                                                 (ADMINISTRATIVE           INTERNATIONAL
            ANNUAL EXPENSES                        CLASS SHARES)             SMALL CAP
            ---------------                      ---------------          ----------------
Investment Advisory Fees ......................      0.25%                       0.95%
12b-1 Fees  ...................................        --                          --
Other Expenses ................................      0.40%                       0.18%
Total Annual Operating Expenses  ..............      0.65%                       1.13%
Expense Reimbursements ........................        --                          --
Net Expenses ..................................      0.65%                       1.13%


Under the Section, "INVESTMENTS OF THE SEPARATE ACCOUNT."

The following rows are added to the table under "THE FUNDS" beginning on page 18:


   PIMCO VARIABLE                                        INVESTMENT                ASSET CLASS/
  INSURANCE TRUST       INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)       INVESTMENT STYLE
-----------------------------------------------------------------------------------------------------
LOW DURATION             Seeks maximum total        Pacific Investment            Fixed Income/
PORTFOLIO                return, consistent with    Management Company            Low Duration
(Administrative Class)   preservation of capital    LLC
(Available on or about   and prudent investment
May 1, 2007)             management.


  WANGER ADVISORS                                        INVESTMENT                ASSET CLASS/
  INSURANCE TRUST       INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)       INVESTMENT STYLE
------------------------------------------------------------------------------------------------------
WANGER
INTERNATIONAL SMALL      Seeks long-term           Columbia Wanger Asset          International
Cap                      growth of capital.        Management, L.P.               Equity/International
(Available on or
about May 1, 2007)



Under APPENDIX G - GMIB AND GMWB INVESTMENT CATEGORIES on page 96.

Wanger International Small Cap is added to the International subaccounts, and PIMCO Low Duration is added to the Fixed Income subaccounts.

                                      ***

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.

                          MERRILL LYNCH LIFE INSURANCE
                                    COMPANY
                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                               SEPARATE ACCOUNT A
                      SUPPLEMENT DATED FEBRUARY 14, 2007
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                         MERRILL LYNCH INVESTOR CHOICE
                                   ANNUITY(SM)
                               (INVESTOR SERIES)
                              (DATED MAY 1, 2006)


This supplement updates your Statement of Additional Information for the Merrill Lynch Investor Choice Annuity(SM) (Investor Series) issued through Merrill Lynch Life Variable Annuity Separate Account A. Please retain this supplement with your Investor Choice Annuity(SM) (Investor Series) Statement of Additional Information for your reference.

This supplement adds the following financial statements to the Statement of Additional Information:

   - Financial statements for Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2006 (unaudited), and for the twelve-month period ended December 31, 2006 (unaudited); and

   - Financial statements for Merrill Lynch Life Insurance Company as of September 30, 2006 (unaudited), and for the three- and nine-month periods ended September 30, 2006, and September 30, 2005 (unaudited).

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Equity                Global             International
                                                                        Dividend              SmallCap                Index
                                                                       Portfolio a           Portfolio b           Portfolio c
                                                                 ====================  ====================  ====================
(In thousands)

Assets
      `
    BlackRock Equity Dividend Portfolio, 124 shares
      (Cost $1,508)                                             $              1,600   $                      $
    BlackRock Global SmallCap Portfolio, 241 shares
      (Cost $2,831)                                                                                  3,110
    BlackRock International Index Portfolio, 164 shares
      (Cost $1,925)                                                                                                        1,715

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             1,600   $             3,110   $             1,715
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             1,600   $             3,110   $             1,715
                                                                 ====================  ====================  ====================

a  Formerly Mercury Equity Dividend Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                       Short-Term           Mid Cap Value           Small Cap
                                                                          Bond              Opportunities             Index
                                                                       Portfolio d           Portfolio e           Portfolio f
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Short-Term Bond Portfolio, 200 shares
      (Cost $1,964)                                              $             1,966   $                     $
    BlackRock Mid Cap Value Opportunities Portfolio, 69 shares
      (Cost $780)                                                                                      756
    BlackRock Small Cap Index Portfolio, 75 shares
      (Cost $818)                                                                                                            856

  Dividends Receivable                                                             7                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             1,973   $               756   $               856
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             1,973   $               756   $               856
                                                                 ====================  ====================  ====================

d  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.
e  Formerly Mercury Mid Cap Value Opportunities Portfolio.  Change effective September 30, 2006.
f  Formerly Mercury Small Cap Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock
                                                                        Balanced                Basic               BlackRock
                                                                      Capital V.I.           Value V.I.             Bond V.I.
                                                                         Fund g                Fund h                Fund i
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Balanced Capital V.I. Fund, 4,129 shares
      (Cost $48,382)                                             $            56,815   $                     $
    BlackRock Basic Value V.I. Fund, 39,877 shares
      (Cost $554,979)                                                                              634,438
    BlackRock Bond V.I. Fund, 32,964 shares
      (Cost $386,636)                                                                                                    392,604

  Dividends Receivable                                                             0                     0                 1,443
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            56,815   $           634,438   $           394,047
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            56,815   $           634,438   $           394,047
                                                                 ====================  ====================  ====================

g  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Core Bond V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                          Money              Fundamental             Global
                                                                       Market V.I.           Growth V.I.         Allocation V.I.
                                                                         Fund j                Fund k                Fund l
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Money Market V.I. Fund, 235,399 shares
      (Cost $235,399)                                            $           235,399   $                     $
    BlackRock Fundamental Growth V.I. Fund, 11,817 shares
      (Cost $75,762)                                                                                97,138
    BlackRock Global Allocation V.I. Fund, 42,393 shares
      (Cost $516,563)                                                                                                    626,570

  Dividends Receivable                                                            96                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           235,495    $           97,138    $          626,570

                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           235,495   $            97,138   $           626,570
                                                                 ====================  ====================  ====================

j  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Global              Government               High
                                                                       Growth V.I.           Income V.I.           Income V.I.
                                                                         Fund m                Fund n                Fund o
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Global Growth V.I. Fund, 3,878 shares
      (Cost $34,805)                                             $            51,542   $                     $
    BlackRock Government Income V.I. Fund, 28,157 shares
      (Cost $300,718)                                                                              293,676
    BlackRock High Income V.I. Fund, 23,789 shares
      (Cost $179,573)                                                                                                    182,463

  Dividends Receivable                                                             0                 1,166                 1,209
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            51,542   $           294,842   $           183,672
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            51,542   $           294,842   $           183,672
                                                                 ====================  ====================  ====================

m  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        S&P Index           International           Large Cap
                                                                         500 V.I.            Value V.I.             Core V.I.
                                                                         Fund p                Fund q                Fund r
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock S&P Index 500 V.I. Fund, 14,075 shares
      (Cost $230,093)                                            $           252,795   $                     $
    BlackRock International Value V.I. Fund, 18,910 shares
      (Cost $228,571)                                                                              317,682
    BlackRock Large Cap Core V.I. Fund, 14,631 shares
      (Cost $432,733)                                                                                                    470,688

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           252,795   $           317,682   $           470,688
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           252,795   $           317,682   $           470,688
                                                                 ====================  ====================  ====================

p  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        Large Cap             Large Cap            Utilities &
                                                                       Growth V.I.           Value V.I.        Telecommunications
                                                                         Fund s                Fund t              V.I. Fund u
                                                                 ====================  ====================  ====================

(In thousands)

Assets

    BlackRock Large Cap Growth V.I. Fund, 14,907 shares
      (Cost $147,209)                                            $           175,303   $                     $
    BlackRock Large Cap Value V.I. Fund, 10,668 shares
      (Cost $132,813)                                                                              159,802
    BlackRock Utilities & Telecommunications V.I. Fund, 3,015 shares
      (Cost $28,477)                                                                                                      35,970

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           175,303   $           159,802   $            35,970
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           175,303   $           159,802   $            35,970
                                                                 ====================  ====================  ====================

s  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
t  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
u  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             AIM V.I.              AIM V.I.
                                                                          Value                 Basic                Capital
                                                                   Opportunities V.I.          Value              Appreciation
                                                                         Fund v                 Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Value Opportunities V.I. Fund, 13,042 shares
      (Cost $308,434)                                            $           305,303   $                     $
    AIM V.I. Basic Value Fund, 52 shares
      (Cost $654)                                                                                      695
    AIM V.I. Capital Appreciation Fund, 2,757 shares
      (Cost $63,496)                                                                                                      72,289

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           305,303   $               695   $            72,289
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           305,303   $               695   $            72,289
                                                                 ====================  ====================  ====================

v  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        AIM V.I.              AIM V.I.              AIM V.I.
                                                                      International         Mid Cap Core              Core
                                                                         Growth                Equity                Equity
                                                                          Fund                  Fund                  Fund w
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    AIM V.I. International Growth Fund, 707 shares
      (Cost $16,521)                                             $            20,814   $                     $
    AIM V.I. Mid Cap Core Equity Fund, 149 shares
      (Cost $2,057)                                                                                  2,008
    AIM V.I. Core Equity Fund, 4,321 shares
      (Cost $108,754)                                                                                                    117,616

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            20,814   $             2,008   $           117,616
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            20,814   $             2,008   $           117,616
                                                                 ====================  ====================  ====================

w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein     AllianceBernstein     AllianceBernstein
                                                                       VPS Global          VPS Growth and         VPS Large Cap
                                                                       Technology              Income                Growth
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    AllianceBernstein VPS Global Technology Portfolio, 228 shares
      (Cost $3,417)                                              $             3,928   $                     $
    AllianceBernstein VPS Growth and Income Portfolio, 976 shares
      (Cost $23,608)                                                                                26,536
    AllianceBernstein VPS Large Cap Growth  Portfolio, 6,904 shares
      (Cost $230,193)                                                                                                    185,513

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             3,928   $            26,536   $           185,513
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             3,928   $            26,536   $           185,513
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein                              American
                                                                    VPS Small/Mid Cap    AllianceBernstein         Century VP
                                                                          Value              VPS Value           International
                                                                        Portfolio            Portfolio               Fund
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    AllianceBernstein VPS Small/Mid Cap Value Portfolio, 1,418 shares
      (Cost $24,387)                                             $            25,634   $                     $
    AllianceBernstein VPS Value Portfolio, 56 shares
      (Cost $784)                                                                                      848
    American Century VP International Fund, 6,160 shares
      (Cost $40,388)                                                                                                      62,338

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            25,634   $               848   $            62,338
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            25,634   $               848   $            62,338
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================


                                                                        American           American Funds
                                                                       Century VP               Asset            American Funds
                                                                          Ultra              Allocation               Bond
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)


Assets

    American Century VP Ultra Fund, 1,202 shares
      (Cost $12,008)                                             $            12,070   $                     $
    American Funds Asset Allocation Fund, 559 shares
      (Cost $9,389)                                                                                 10,197
    American Funds Bond Fund, 4,153 shares
      (Cost $46,751)                                                                                                      47,887


  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            12,070   $            10,197   $            47,887
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            12,070   $            10,197   $            47,887
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     American Funds        American Funds        American Funds
                                                                         Growth             Growth-Income         International
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    American Funds Growth Fund, 1,355 shares
      (Cost $80,365)                                             $            86,808   $                     $
    American Funds Growth-Income Fund, 438 shares
      (Cost $16,958)                                                                                18,483
    American Funds International Fund, 2,547 shares
      (Cost $50,100)                                                                                                      55,889

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            86,808   $            18,483   $            55,889
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            86,808   $            18,483   $            55,889
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     Cohen & Steers             Davis              Dreyfus VIF
                                                                       VIF Realty               Value             Appreciation
                                                                       Fund, Inc.             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Cohen & Steers VIF Realty Fund, Inc., 1,014 shares
      (Cost $13,155)                                             $            15,804   $                     $
    Davis Value Portfolio, 16,633 shares
      (Cost $190,643)                                                                              242,506
    Dreyfus VIF Appreciation Portfolio, 597 shares
      (Cost $23,820)                                                                                                      25,250

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            15,804   $           242,506   $            25,250
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            15,804   $           242,506   $            25,250
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                       Eaton Vance            Federated
                                                                      VT Floating-             Capital              Federated
                                                                       Rate Income          Appreciation            Kaufmann
                                                                          Fund                 Fund II               Fund II
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Eaton Vance VT Floating-Rate Income Fund, 2,472 shares
      (Cost $24,857)                                             $            24,820   $                     $
    Federated Capital Appreciation Fund II, 244 shares
      (Cost $1,440)                                                                                  1,655
    Federated Kaufmann Fund II, 1,153 shares
      (Cost $15,996)                                                                                                      18,980

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            24,820   $             1,655   $            18,980
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            24,820   $             1,655   $            18,980
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                           MFS                                     Oppenheimer
                                                                        Emerging                OpCap                Capital
                                                                         Growth              Renaissance          Appreciation
                                                                         Series               Portfolio              Fund/VA
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    MFS Emerging Growth Series, 4,056 shares
      (Cost $104,537)                                            $            83,710   $                     $
    OpCap Renaissance Portfolio, 303 shares
      (Cost $4,308)                                                                                  4,668
    Oppenheimer Capital Appreciation Fund/VA, 34 shares
      (Cost $1,308)                                                                                                        1,393

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            83,710   $             4,668   $             1,393
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            83,710   $             4,668   $             1,393
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                                                                      PIMCO
                                                                       Oppenheimer           Oppenheimer            Commodity
                                                                          Main              Main  Street           RealReturn
                                                                         Street               Small Cap             Strategy
                                                                         Fund/VA               Fund/VA              Portfolio
                                                                 ====================  ====================  ====================

(In thousands)

Assets

    Oppenheimer Main Street Fund/VA, 25 shares
      (Cost $546)                                                $               626   $                     $
    Oppenheimer Main Street Small Cap Fund/VA, 73 shares
      (Cost $1,277)                                                                                  1,385
    PIMCO CommodityRealReturn Strategy Portfolio, 1,609 shares
      (Cost $19,244)                                                                                                      18,197

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $               626   $             1,385   $            18,197
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $               626   $             1,385   $            18,197
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                          PIMCO                 PIMCO                Pioneer
                                                                          Real                  Total               Emerging
                                                                         Return                Return              Markets VCT
                                                                        Portfolio             Portfolio            Portfolio x
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    PIMCO Real Return Portfolio, 323 shares
      (Cost $4,086)                                              $             3,856   $                     $
    PIMCO Total Return Portfolio, 34,425 shares
      (Cost $354,625)                                                                              348,387
    Pioneer Emerging Markets VCT Portfolio, 30 shares
      (Cost $920)                                                                                                          1,018

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             3,856   $           348,387   $             1,018
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             3,856   $           348,387   $             1,018
                                                                 ====================  ====================  ====================

x  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                         Pioneer               Pioneer               Pioneer
                                                                          Fund               High Yield             Small Cap
                                                                           VCT                   VCT                Value VCT
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Pioneer Fund VCT Portfolio, 1,868 shares
      (Cost $42,587)                                             $            46,194   $                     $
    Pioneer High Yield VCT Portfolio, 177 shares
      (Cost $1,923)                                                                                  1,949
    Pioneer Small Cap Value VCT Portfolio, 54 shares
      (Cost $899)                                                                                                            964

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            46,194   $             1,949   $               964
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            46,194   $             1,949   $               964
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Allianz      Roszel / Allianz
                                                                       CCM Capital          NFJ Small Cap       Roszel / Delaware
                                                                      Appreciation              Value                 Trend
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Roszel/Allianz CCM Capital Appreciation Portfolio, 10,608 shares
      (Cost $129,641)                                            $           141,408   $                     $
    Roszel/Allianz NFJ  Small Cap Value Portfolio, 6,691 shares
      (Cost $86,188)                                                                               101,435
    Roszel/Delaware Trend Portfolio, 2,202 shares
      (Cost $27,700)                                                                                                      28,909

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           141,408   $           101,435   $            28,909
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           141,408   $           101,435   $            28,909
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                   Roszel / JP Morgan    Roszel / JP Morgan         Roszel /
                                                                        Multi-Cap             Small Cap            Lord Abbett
                                                                     Market Neutral            Growth              Affiliated
                                                                       Portfolio y            Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Roszel/JP Morgan Multi-Cap Market Neutral Portfolio, 1,586 shares
      (Cost $15,907)                                             $            16,230   $                     $
    Roszel/JP Morgan Small Cap Growth Portfolio, 5,840 shares
      (Cost $62,132)                                                                                72,127
    Roszel/Lord Abbett Affiliated Portfolio, 3,993 shares
      (Cost $48,936)                                                                                                      53,191

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            16,230   $            72,127   $            53,191
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            16,230   $            72,127   $            53,191
                                                                 ====================  ====================  ====================

y  Commenced operations effective June 1, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Roszel /              Roszel /          Roszel / Marsico
                                                                       Lord Abbett           Lord Abbett            Large Cap
                                                                     Bond Debenture         Mid Cap Value            Growth
                                                                        Portfolio             Portfolio            Portfolio z
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Roszel/Lord Abbett Bond Debenture Portfolio, 1,111 shares
      (Cost $12,457)                                             $            12,484   $                     $
    Roszel/Lord Abbett Mid Cap Value Portfolio, 10,870 shares
      (Cost $120,462)                                                                              138,816
    Roszel/Marisco Large Cap Growth Portfolio, 64 shares
      (Cost $697)                                                                                                            721

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            12,484   $           138,816   $               721
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            12,484   $           138,816   $               721
                                                                 ====================  ====================  ====================

z  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Seligman         Seligman              Templeton
                                                                         Mid Cap             Smaller-Cap             Foreign
                                                                         Growth                 Value              Securities
                                                                        Portfolio             Portfolio               Fund
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Roszel/Seligman Mid Cap Growth Portfolio, 3,629 shares
      (Cost $45,563)                                             $            46,482  $                     $
    Seligman Smaller-Cap Value Portfolio, 1,027 shares
      (Cost $17,975)                                                                                19,003
    Templeton Foreign Securities Fund, 398 shares

      (Cost $6,334)                                                                                                        7,450

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            46,482   $            19,003   $             7,450
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            46,482   $            19,003   $             7,450
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Templeton                                  Van Kampen
                                                                         Growth              Van Kampen             Strategic
                                                                       Securities             Comstock               Growth
                                                                          Fund                Portfolio             Portfolio aa
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Templeton Growth Securities Fund, 291 shares
      (Cost $4,176)                                              $             4,628   $                     $
    Van Kampen Comstock Portfolio, 5,599 shares
      (Cost $73,827)                                                                                82,591
    Van Kampen Strategic Growth Portfolio, 283 shares
      (Cost $6,776)                                                                                                        8,162

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             4,628   $            82,591   $             8,162
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             4,628   $            82,591   $             8,162
                                                                 ====================  ====================  ====================

aa Effective August 15, 2006,Van Kampen Emerging Growth Portfolio merged into Van Kampen Strategic Growth Portfolio.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (Continued)
AS OF DECEMBER 31, 2006

                                                                Divisions Investing In
                                                                 =====================


                                                                       Wanger U.S.
                                                                         Smaller

                                                                        Companies
                                                                 ====================
(In thousands)


Assets

    Wanger U.S. Smaller Companies, 682 shares
      (Cost $23,579)                                             $            24,807

  Dividends Receivable                                                             0
                                                                 --------------------
    Total Assets                                                 $            24,807
                                                                 ====================
Net Assets
  Accumulation Units                                             $            24,807
                                                                 ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Equity                Global             International
                                                                        Dividend              SmallCap                Index
                                                                       Portfolio a           Portfolio b           Portfolio c
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                17   $                12   $                63

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (11)                  (30)                  (20)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                     6                   (18)                   43
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             13                    25                    94
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  82                   244                  (260)
 Capital Gain Distributions (Note 2)                                              19                    80                   385
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 114                   349                   219
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       120                   331                   262
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            0                    46                    18
 Contract Owner Withdrawals                                                      (28)                  (10)                    0
 Net Transfers In (Out) (Note 3)                                               1,083                 1,682                   524
 Contract Charges (Note 6)                                                        (3)                  (13)                   (6)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        1,052                 1,705                   536
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        1,172                 2,036                   798
Net Assets, Beginning of Period                                                  428                 1,074                   917
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             1,600   $             3,110   $             1,715
                                                                 ====================  ====================  ====================

a  Formerly Mercury Equity Dividend Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                       Short-Term           Mid Cap Value           Small Cap
                                                                          Bond              Opportunities             Index
                                                                       Portfolio d           Portfolio e           Portfolio f
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               421   $                 3   $                 9

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (152)                   (9)                  (10)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   269                    (6)                   (1)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              3                    18                    20
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  31                   (36)                   28
 Capital Gain Distributions (Note 2)                                               0                    78                    55
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  34                    60                   103
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       303                    54                   102
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          321                     9                     9
 Contract Owner Withdrawals                                                     (205)                  (50)                  (54)
 Net Transfers In (Out) (Note 3)                                              (3,617)                  410                   291
 Contract Charges (Note 6)                                                       (70)                   (5)                   (3)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (3,571)                  364                   243
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (3,268)                  418                   345
Net Assets, Beginning of Period                                                5,241                   338                   511
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             1,973   $               756   $               856
                                                                 ====================  ====================  ====================

d  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.
e  Formerly Mercury Mid Cap Value Opportunities Portfolio.  Change effective September 30, 2006.
f  Formerly Mercury Small Cap Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock
                                                                        Balanced                Basic               BlackRock
                                                                      Capital V.I.           Value V.I.             Bond V.I.
                                                                         Fund g                Fund h                Fund i
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             1,208   $             9,633   $            19,291

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (785)               (8,702)               (5,681)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   423                   931                13,610
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            307                18,662                 2,559
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               6,692                33,700                (5,049)

 Capital Gain Distributions (Note 2)                                               0                64,918                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               6,999               117,280                (2,490)
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     7,422               118,211                11,120
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            0                 1,008                   647
 Contract Owner Withdrawals                                                  (10,318)             (110,403)              (70,690)
 Net Transfers In (Out) (Note 3)                                              (2,361)              (73,971)               (6,500)
 Contract Charges (Note 6)                                                       (16)                 (297)                 (202)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (12,695)             (183,663)              (76,745)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (5,273)              (65,452)              (65,625)
Net Assets, Beginning of Period                                               62,088               699,890               459,672
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            56,815   $           634,438   $           394,047
                                                                 ====================  ====================  ====================

g  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Core Bond V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                          Money              Fundamental             Global
                                                                       Market V.I.           Growth V.I.         Allocation V.I.
                                                                         Fund j                Fund k                Fund l
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $            10,509   $               562   $            16,129

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (3,274)               (1,839)               (8,226)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                 7,235                (1,277)                7,903
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                12,044                10,255
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   0                (7,091)               43,447
 Capital Gain Distributions (Note 2)                                               0                     0                23,508
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                   0                 4,953                77,210
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     7,235                 3,676                85,113
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                      381,590                   478                 2,847
 Contract Owner Withdrawals                                                 (148,061)              (19,459)              (82,650)
 Net Transfers In (Out) (Note 3)                                            (235,987)              (42,517)               28,031
 Contract Charges (Note 6)                                                      (149)                  (96)                 (432)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (2,607)              (61,594)              (52,204)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        4,628               (57,918)               32,909
Net Assets, Beginning of Period                                              230,867               155,056               593,661
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           235,495   $            97,138   $           626,570
                                                                 ====================  ====================  ====================

j  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Global              Government               High
                                                                       Growth V.I.           Income V.I.           Income V.I.
                                                                         Fund m                Fund n                Fund o
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               459   $            12,300   $            14,527

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (659)               (3,768)               (2,623)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (200)                8,532                11,904
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            160                (2,536)               (7,815)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               8,765                   698                10,869
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               8,925                (1,838)                3,054
                                                                 --------------------  --------------------  --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     8,725                 6,694                14,958
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          163                   482                   605
 Contract Owner Withdrawals                                                   (6,335)              (47,862)              (31,812)
 Net Transfers In (Out) (Note 3)                                               4,859                62,458               (12,609)
 Contract Charges (Note 6)                                                       (28)                 (109)                  (98)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (1,341)               14,969               (43,914)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        7,384                21,663               (28,956)
Net Assets, Beginning of Period                                               44,158               273,179               212,628
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            51,542   $           294,842   $           183,672
                                                                 ====================  ====================  ====================

m  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        S&P Index           International           Large Cap
                                                                         500 V.I.            Value V.I.             Core V.I.
                                                                         Fund p                Fund q                Fund r
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             3,703   $            10,029   $             4,158

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (3,276)               (4,126)               (6,152)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   427                 5,903                (1,994)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (320)               21,049                (3,131)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              30,486                16,696                10,986
 Capital Gain Distributions (Note 2)                                               0                26,903                50,876
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              30,166                64,648                58,731
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    30,593                70,551                56,737
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        1,514                   427                 1,074
 Contract Owner Withdrawals                                                  (36,388)              (45,954)              (66,003)
 Net Transfers In (Out) (Note 3)                                               3,003                 5,366                 9,869
 Contract Charges (Note 6)                                                      (167)                 (168)                 (284)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (32,038)              (40,329)              (55,344)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (1,445)               30,222                 1,393
Net Assets, Beginning of Period                                              254,240               287,460               469,295
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           252,795   $           317,682   $           470,688
                                                                 ====================  ====================  ====================

p  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In

                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        Large Cap             Large Cap            Utilities &
                                                                       Growth V.I.           Value V.I.        Telecommunications
                                                                         Fund s                Fund t              V.I. Fund u
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               494   $             1,285   $             1,001

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (2,194)               (2,188)                 (472)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (1,700)                 (903)                  529
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          5,695                11,018                   443
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               4,824                (3,059)                5,572
 Capital Gain Distributions (Note 2)                                               0                14,391                   900
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              10,519                22,350                 6,915
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     8,819                21,447                 7,444
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          727                 1,014                     0
 Contract Owner Withdrawals                                                  (23,520)              (21,761)               (4,834)
 Net Transfers In (Out) (Note 3)                                              23,052                11,357                (1,552)
 Contract Charges (Note 6)                                                      (130)                 (203)                   (7)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          129                (9,593)               (6,393)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        8,948                11,854                 1,051
Net Assets, Beginning of Period                                              166,355               147,948                34,919
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           175,303   $           159,802   $            35,970
                                                                 ====================  ====================  ====================

s  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
t  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
u  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             AIM V.I.              AIM V.I.
                                                                          Value                Basic                Capital
                                                                   Opportunities V.I.          Value              Appreciation
                                                                         Fund v                 Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               756   $                 2   $                42


Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (4,368)                   (7)               (1,063)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (3,612)                   (5)               (1,021)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                         15,997                    19               (11,421)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                             (29,754)                   23                16,106
 Capital Gain Distributions (Note 2)                                          52,885                    27                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              39,128                    69                 4,685
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    35,516                    64                 3,664
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          862                    42                   120
 Contract Owner Withdrawals                                                  (51,925)                 (231)              (12,695)
 Net Transfers In (Out) (Note 3)                                             (23,232)                  332                (5,849)
 Contract Charges (Note 6)                                                      (172)                   (3)                  (40)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets

   Resulting from Contract Transactions                                      (74,467)                  140               (18,464)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (38,951)                  204               (14,800)
Net Assets, Beginning of Period                                              344,254                   491                87,089
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           305,303   $               695   $            72,289
                                                                 ====================  ====================  ====================

v  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        AIM V.I.              AIM V.I.              AIM V.I.
                                                                      International         Mid Cap Core              Core
                                                                         Growth                Equity                Equity
                                                                          Fund                  Fund                  Fund w
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               192   $                18   $               614

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (394)                 (23)              (1,068)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (202)                  (5)                (454)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          7,467                     8                    68
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              (1,529)                  (52)                8,862
 Capital Gain Distributions (Note 2)                                               0                   193                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               5,938                   149                 8,930
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     5,736                   144                 8,476
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          107                    20                   144
 Contract Owner Withdrawals                                                   (6,282)                  (21)              (12,749)
 Net Transfers In (Out) (Note 3)                                              (9,460)                  904               121,781
 Contract Charges (Note 6)                                                        (4)                   (8)                  (36)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (15,639)                  895               109,140
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (9,903)                1,039               117,616
Net Assets, Beginning of Period                                               30,717                   969                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            20,814   $             2,008   $           117,616
                                                                 ====================  ====================  ====================

w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        AIM V.I.          AllianceBernstein     AllianceBernstein
                                                                         Premier             VPS Global          VPS Growth and
                                                                         Equity              Technology              Income
                                                                          Fund w              Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:

Investment Expenses:
 Ordinary Dividends (Note 2)                                     $             1,344   $                 0   $               394

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (573)                  (51)                 (576)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   771                   (51)                 (182)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                         (4,880)                  125                 8,764
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              10,485                   178                (4,732)
 Capital Gain Distributions (Note 2)                                               0                     0                 1,434
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               5,605                   303                 5,466
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     6,376                   252                 5,284
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           40                    56                   238
 Contract Owner Withdrawals                                                   (6,226)                 (386)               (7,738)
 Net Transfers In (Out) (Note 3)                                            (127,940)                   23               (27,803)
 Contract Charges (Note 6)                                                       (15)                   (6)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                     (134,141)                 (313)              (35,305)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                     (127,765)                  (61)              (30,021)
Net Assets, Beginning of Period                                              127,765                 3,989                56,557
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $                 0   $             3,928   $            26,536
                                                                 ====================  ====================  ====================

w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein     AllianceBernstein
                                                                     VPS Large Cap         VPS Small/Mid Cap   AllianceBernstein
                                                                         Growth                 Value               VPS Value
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                72   $                 5

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (2,887)                 (238)                   (6)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (2,887)                 (166)                   (1)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                        (18,782)                  334                    19
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              15,692                   905                    57
 Capital Gain Distributions (Note 2)                                               0                 1,193                    11
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              (3,090)                2,432                    87
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    (5,977)                2,266                    86
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          441                   663                     0
 Contract Owner Withdrawals                                                  (34,771)                 (369)                   (3)
 Net Transfers In (Out) (Note 3)                                             (16,949)               12,088                   476
 Contract Charges (Note 6)                                                      (103)                  (94)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (51,382)               12,288                   471
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (57,359)               14,554                   557
Net Assets, Beginning of Period                                              242,872                11,080                   291
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           185,513   $            25,634   $               848
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        American              American           American Funds
                                                                       Century VP            Century VP               Asset
                                                                      International             Ultra              Allocation
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               984   $                 0   $               204

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (792)                 (217)                 (122)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   192                  (217)                   82
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          3,292                   129                    73
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               8,836                  (599)                  654
 Capital Gain Distributions (Note 2)                                               0                     0                   100
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              12,128                  (470)                  827
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    12,320                  (687)                  909
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          233                    27                   232
 Contract Owner Withdrawals                                                   (8,369)               (2,420)                  (38)
 Net Transfers In (Out) (Note 3)                                               2,691                (3,937)                3,393
 Contract Charges (Note 6)                                                       (55)                  (12)                  (45)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (5,500)               (6,342)                3,542
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        6,820                (7,029)                4,451
Net Assets, Beginning of Period                                               55,518                19,099                 5,746
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            62,338   $            12,070   $            10,197
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     American Funds        American Funds        American Funds
                                                                          Bond                 Growth             Growth-Income
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               823   $               629   $               251

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (405)                 (997)                 (209)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   418                  (368)                   42
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              7                 1,305                    84
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,098                 3,943                 1,318

 Capital Gain Distributions (Note 2)                                               0                   393                   284
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               1,105                 5,641                 1,686
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,523                 5,273                 1,728
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        1,319                 2,655                   462
 Contract Owner Withdrawals                                                     (539)               (1,284)                 (143)
 Net Transfers In (Out) (Note 3)                                              34,424                47,443                 8,449
 Contract Charges (Note 6)                                                      (141)                 (366)                  (76)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       35,063                48,448                 8,692
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       36,586                53,721                10,420
Net Assets, Beginning of Period                                               11,301                33,087                 8,063
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            47,887   $            86,808   $            18,483
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================


                                                                     American Funds        Cohen & Steers             Davis
                                                                      International          VIF Realty               Value
                                                                          Fund               Fund, Inc.             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               804   $               262   $             1,953

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (583)                 (151)               (3,378)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   221                   111                (1,425)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          1,038                   573                18,152
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               4,221                 2,395                14,818
 Capital Gain Distributions (Note 2)                                             344                   113                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               5,603                 3,081                32,970
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     5,824                 3,192                31,545
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        1,526                   397                 1,795
 Contract Owner Withdrawals                                                     (618)                 (266)              (32,864)
 Net Transfers In (Out) (Note 3)                                              33,440                 6,089                27,435
 Contract Charges (Note 6)                                                      (211)                  (65)                 (273)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       34,137                 6,155                (3,907)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       39,961                 9,347                27,638
Net Assets, Beginning of Period                                               15,928                 6,457               214,868
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            55,889   $            15,804   $           242,506
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                                             Eaton Vance            Federated
                                                                       Dreyfus VIF          VT Floating-             Capital
                                                                      Appreciation           Rate Income          Appreciation
                                                                        Portfolio               Fund                 Fund II
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               271   $             1,026   $                15

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (145)                 (243)                  (25)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   126                   783                   (10)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            213                   (38)                   88
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,260                   (32)                  143
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               1,473                   (70)                  231
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,599                   713                   221
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          342                   704                    17
 Contract Owner Withdrawals                                                     (253)                 (471)                 (168)
 Net Transfers In (Out) (Note 3)                                               8,064                16,064                   (71)
 Contract Charges (Note 6)                                                       (58)                 (108)                   (3)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        8,095                16,189                  (225)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        9,694                16,902                    (4)
Net Assets, Beginning of Period                                               15,556                 7,918                 1,659
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            25,250   $            24,820   $             1,655
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                                                 MFS
                                                                        Federated             Emerging                OpCap
                                                                        Kaufmann               Growth              Renaissance
                                                                         Fund II               Series               Portfolio

                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $                14

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (245)               (1,424)                  (73)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (245)               (1,424)                  (59)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            857               (35,286)                   53
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,167                42,932                   485
 Capital Gain Distributions (Note 2)                                             231                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               2,255                 7,646                   538
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     2,010                 6,222                   479
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          203                   231                    22
 Contract Owner Withdrawals                                                   (1,855)              (16,113)                 (726)
 Net Transfers In (Out) (Note 3)                                               4,395               (23,505)               (1,649)
 Contract Charges (Note 6)                                                       (35)                  (53)                  (10)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        2,708               (39,440)               (2,363)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        4,718               (33,218)               (1,884)
Net Assets, Beginning of Period                                               14,262               116,928                 6,552
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            18,980   $            83,710   $             4,668
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                       Oppenheimer           Oppenheimer           Oppenheimer
                                                                         Capital                Main              Main  Street
                                                                      Appreciation             Street               Small Cap
                                                                         Fund/VA               Fund/VA               Fund/VA
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 2   $                 4   $                 1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (15)                   (8)                  (74)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (13)                   (4)                  (73)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             34                     3                    75
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  52                    64                   (59)
 Capital Gain Distributions (Note 2)                                               0                     0                   115
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  86                    67                   131
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        73                    63                    58
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           29                     9                   210
 Contract Owner Withdrawals                                                      (22)                  (10)                  (90)
 Net Transfers In (Out) (Note 3)                                                 506                   151                (1,821)
 Contract Charges (Note 6)                                                        (7)                   (3)                  (35)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          506                   147                (1,736)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          579                   210                (1,678)
Net Assets, Beginning of Period                                                  814                   416                 3,063
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             1,393   $               626   $             1,385
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================
                                                                          PIMCO
                                                                        Commodity               PIMCO                 PIMCO
                                                                       RealReturn               Real                  Total
                                                                        Strategy               Return                Return
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               683   $               126   $            16,413

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (199)                  (44)               (5,299)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   484                    82                11,114
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             35                   (23)               (2,900)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              (1,144)                 (186)               (1,150)
 Capital Gain Distributions (Note 2)                                              69                   100                 1,899
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              (1,040)                 (109)               (2,151)
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (556)                  (27)                8,963
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          488                    53                 2,840
 Contract Owner Withdrawals                                                     (386)                 (182)              (56,190)
 Net Transfers In (Out) (Note 3)                                               9,950                 1,697                15,398
 Contract Charges (Note 6)                                                       (78)                  (17)                 (460)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        9,974                 1,551               (38,412)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        9,418                 1,524               (29,449)
Net Assets, Beginning of Period                                                8,779                 2,332               377,836
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            18,197   $             3,856   $           348,387
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                         Pioneer               Pioneer               Pioneer
                                                                        Emerging                Fund               High Yield
                                                                       Markets VCT               VCT                   VCT
                                                                       Portfolio x            Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               354   $                84

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (3)                 (408)                  (23)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (3)                  (54)                   61
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             35                 1,058                    (2)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  97                 3,313                    34
 Capital Gain Distributions (Note 2)                                               3                     0                    18
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 135                 4,371                    50
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       132                 4,317                   111
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           58                 1,260                    84
 Contract Owner Withdrawals                                                        0                  (689)                  (46)
 Net Transfers In (Out) (Note 3)                                                 829                31,423                  (217)
 Contract Charges (Note 6)                                                        (1)                 (178)                  (10)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          886                31,816                  (189)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        1,018                36,133                   (78)
Net Assets, Beginning of Period                                                    0                10,061                 2,027
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             1,018   $            46,194   $             1,949
                                                                 ====================  ====================  ====================

x Commenced operations effective May 1, 2006

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                         Pioneer          Roszel / Allianz      Roszel / Allianz
                                                                        Small Cap            CCM Capital          NFJ Small Cap
                                                                        Value VCT           Appreciation              Value
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               303   $             1,424

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (8)               (1,939)               (1,467)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (8)               (1,636)                  (43)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              7                 5,683                 8,421
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  48               (15,227)               (1,822)
 Capital Gain Distributions (Note 2)                                              17                18,172                12,668
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  72                 8,628                19,267
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        64                 6,992                19,224
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           41                    89                   429
 Contract Owner Withdrawals                                                      (15)              (22,198)              (15,117)
 Net Transfers In (Out) (Note 3)                                                 508                11,588                (8,626)
 Contract Charges (Note 6)                                                        (4)                  (67)                  (97)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          530               (10,588)              (23,411)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          594                (3,596)               (4,187)
Net Assets, Beginning of Period                                                  370               145,004               105,622
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $               964   $           141,408   $           101,435
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                                         Roszel / JP Morgan    Roszel / JP Morgan
                                                                    Roszel / Delaware         Multi-Cap             Small Cap
                                                                          Trend            Market Neutral            Growth
                                                                        Portfolio            Portfolio y            Portfolio
                                                                 ====================  ====================  ====================
(In thousands)


Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (447)                  (97)               (1,022)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (447)                  (97)               (1,022)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          1,039                     1                 4,298
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              (2,986)                  323                   904
 Capital Gain Distributions (Note 2)                                           4,068                     0                 5,642
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               2,121                   324                10,844
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,674                   227                 9,822
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           30                   269                   171
 Contract Owner Withdrawals                                                   (6,117)                 (168)              (11,547)
 Net Transfers In (Out) (Note 3)                                              (1,514)               15,940                (3,026)
 Contract Charges (Note 6)                                                       (20)                  (38)                  (57)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (7,621)               16,003               (14,459)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (5,947)               16,230                (4,637)
Net Assets, Beginning of Period                                               34,856                     0                76,764
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            28,909   $            16,230   $            72,127
                                                                 ====================  ====================  ====================

y  Commenced operations effective June 1, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Roszel /              Roszel /              Roszel /
                                                                       Lord Abbett           Lord Abbett           Lord Abbett
                                                                       Affiliated          Bond Debenture         Mid Cap Value
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               319   $               662   $               659

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (545)                 (186)               (2,010)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (226)                  476                (1,351)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            769                  (105)                7,935
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               3,597                   250               (11,403)
 Capital Gain Distributions (Note 2)                                           1,766                   250                19,006
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               6,132                   395                15,538
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     5,906                   871                14,187
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          489                    88                   680
 Contract Owner Withdrawals                                                   (4,489)               (1,707)              (22,188)
 Net Transfers In (Out) (Note 3)                                              16,110                 1,910                (5,289)
 Contract Charges (Note 6)                                                       (57)                  (12)                 (148)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       12,053                   279               (26,945)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       17,959                 1,150               (12,758)
Net Assets, Beginning of Period                                               35,232                11,334               151,574
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            53,191   $            12,484   $           138,816
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Marsico      Roszel / Seligman         Seligman
                                                                        Large Cap              Mid Cap             Smaller-Cap
                                                                         Growth                Growth                 Value
                                                                       Portfolio z            Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (4)                 (705)                 (322)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (4)                 (705)                 (322)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)

  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              9                 3,732                   309
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  25                (7,280)                1,992

 Capital Gain Distributions (Note 2)                                               9                 6,126                 1,644
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  43                 2,578                 3,945
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        39                 1,873                 3,623
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            5                   134                    34
 Contract Owner Withdrawals                                                       (1)               (7,051)               (4,630)
 Net Transfers In (Out) (Note 3)                                                 679                (5,793)               (2,470)
 Contract Charges (Note 6)                                                        (1)                  (44)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          682               (12,754)               (7,068)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          721               (10,881)               (3,445)
Net Assets, Beginning of Period                                                    0                57,363                22,448
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $               721   $            46,482   $            19,003
                                                                 ====================  ====================  ====================


z  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Templeton             Templeton
                                                                         Foreign               Growth              Van Kampen
                                                                       Securities            Securities             Comstock
                                                                          Fund                  Fund                Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                70   $                35   $             1,247

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (74)                  (63)               (2,281)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (4)                  (28)               (1,034)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            108                   712                   513
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 906                   121                 5,450
 Capital Gain Distributions (Note 2)                                               0                    97                 5,104
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               1,014                   930                11,067
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,010                   902                10,033
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          278                    48                   613
 Contract Owner Withdrawals                                                      (99)                  (48)              (11,754)
 Net Transfers In (Out) (Note 3)                                               2,848                (2,981)                2,031
 Contract Charges (Note 6)                                                       (32)                  (26)                 (100)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        2,995                (3,007)               (9,210)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        4,005                (2,105)                  823
Net Assets, Beginning of Period                                                3,445                 6,733                81,768
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             7,450   $             4,628   $            82,591
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                           Divisions Investing In
                                                                 ==================== =====================

                                                                       Van Kampen
                                                                        Strategic             Wanger U.S.
                                                                         Growth                Smaller
                                                                        Portfolio aa          Companies
                                                                 ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                16

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (147)                 (184)
                                                                 --------------------  --------------------
  Net Investment Income (Loss)                                                  (147)                 (168)
                                                                 --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            170                   119
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  67                   904
 Capital Gain Distributions (Note 2)                                               0                   231
                                                                 --------------------  --------------------
  Net Gain (Loss) on Investments                                                 237                 1,254
                                                                 --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        90                 1,086
                                                                 --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           54                   521
 Contract Owner Withdrawals                                                   (2,071)                 (253)
 Net Transfers In (Out) (Note 3)                                                (753)               17,484
 Contract Charges (Note 6)                                                        (1)                  (71)
                                                                 --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (2,771)               17,681
                                                                 --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (2,681)               18,767
Net Assets, Beginning of Period                                               10,843                 6,040
                                                                 --------------------  --------------------
Net Assets, End of Period                                        $             8,162   $            24,807
                                                                 ====================  ====================

aa Effective August 15, 2006, Van Kampen Emerging Growth Portfolio merged into Van Kampen Strategic Growth Portfolio.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Equity                Global             International
                                                                        Dividend              SmallCap                Index
                                                                       Portfolio a           Portfolio b           Portfolio c
                                                                 ====================  ====================  ====================

(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 6   $                 3   $                12

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (2)                   (7)                   (4)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                     4                    (4)                    8
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                    22                     0

 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  10                    35                    50
 Capital Gain Distributions (Note 2)                                               0                    20                     2
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  10                    77                    52
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        14                    73                    60
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           23                    41                     6
 Contract Owner Withdrawals                                                       (1)                   (1)                    0
 Net Transfers In (Out) (Note 3)                                                 394                   963                   851
 Contract Charges (Note 6)                                                        (2)                   (2)                    0
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          414                 1,001                   857
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          428                 1,074                   917
Net Assets, Beginning of Period                                                    0                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $               428   $             1,074   $               917
                                                                 ====================  ====================  ====================

a  Formerly Mercury Equity Dividend Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                       Short-Term           Mid Cap Value           Small Cap
                                                                          Bond              Opportunities             Index
                                                                       Portfolio d           Portfolio e           Portfolio f
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                61   $                 1   $                 5

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (27)                   (2)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    34                    (1)                    3
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             (2)                    0                     1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (27)                   12                    10
 Capital Gain Distributions (Note 2)                                               0                    11                     3
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 (29)                   23                    14
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         5                    22                    17
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          158                     0                    50
 Contract Owner Withdrawals                                                       (9)                    0                     0
 Net Transfers In (Out) (Note 3)                                               5,095                   316                   447
 Contract Charges (Note 6)                                                        (8)                    0                    (3)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        5,236                   316                   494
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        5,241                   338                   511
Net Assets, Beginning of Period                                                    0                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             5,241   $               338   $               511
                                                                 ====================  ====================  ====================

d  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.
e  Formerly Mercury Mid Cap Value Opportunities Portfolio.  Change effective September 30, 2006.
f  Formerly Mercury Small Cap Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock
                                                                        Balanced                Basic               BlackRock
                                                                      Capital V.I.           Value V.I.             Bond V.I.
                                                                         Fund g                Fund h                Fund i
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             1,167   $             9,644   $            26,763

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (890)              (10,794)               (7,458)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   277                (1,150)               19,305
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                         (2,752)               32,049                (1,855)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               4,118               (77,404)              (13,996)
 Capital Gain Distributions (Note 2)                                               0                52,181                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               1,366                 6,826               (15,851)
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,643                 5,676                 3,454
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            0                 1,833                 1,276
 Contract Owner Withdrawals                                                   (8,533)             (111,829)              (82,634)
 Net Transfers In (Out) (Note 3)                                              (2,666)             (103,660)              (13,622)
 Contract Charges (Note 6)                                                       (18)                 (339)                 (214)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (11,217)             (213,995)              (95,194)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (9,574)             (208,319)              (91,740)
Net Assets, Beginning of Period                                               71,662               908,209               551,412
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            62,088   $           699,890   $           459,672
                                                                 ====================  ====================  ====================

g  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Core Bond V.I Fund.  Change effective September 30, 2006.


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                          Money              Fundamental             Global
                                                                       Market V.I.           Growth V.I.         Allocation V.I.
                                                                         Fund j                Fund k                Fund l
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             6,584   $               870   $            13,970

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (3,455)               (2,278)               (7,583)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                 3,129                (1,408)                6,387
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)

  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                 4,152                (1,130)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   0                 6,119                45,376
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                   0                10,271                44,246
                                                                 --------------------  --------------------  --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     3,129                 8,863                50,633
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                      313,787                   653                 3,006
 Contract Owner Withdrawals                                                 (104,542)              (23,781)              (70,720)
 Net Transfers In (Out) (Note 3)                                            (255,989)               (5,760)               75,626
 Contract Charges (Note 6)                                                      (118)                  (97)                 (329)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (46,862)              (28,985)                7,583
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (43,733)              (20,122)               58,216
Net Assets, Beginning of Period                                              274,600               175,178               535,445
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           230,867   $           155,056   $           593,661
                                                                 ====================  ====================  ====================

j  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Global              Government               High
                                                                       Growth V.I.           Income V.I.           Income V.I.
                                                                         Fund m                Fund n                Fund o
                                                                 ====================  ====================  ====================

(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               498   $            12,762  $            21,192

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (763)               (3,774)               (3,248)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (265)                8,988                17,944
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                        (18,517)                1,078               (17,770)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              23,130                (4,924)                 (377)
 Capital Gain Distributions (Note 2)                                               0                    25                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               4,613                (3,821)              (18,147)
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     4,348                 5,167                  (203)
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          174                   574                   961
 Contract Owner Withdrawals                                                   (7,853)              (41,251)              (38,458)
 Net Transfers In (Out) (Note 3)                                             (34,216)               15,929               (23,543)
 Contract Charges (Note 6)                                                       (28)                 (107)                 (112)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (41,923)              (24,855)              (61,152)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (37,575)              (19,688)              (61,355)
Net Assets, Beginning of Period                                               81,733               292,867               273,983
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            44,158   $           273,179   $           212,628
                                                                 ====================  ====================  ====================

m  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        S&P Index           International           Large Cap
                                                                         500 V.I.            Value V.I.             Core V.I.
                                                                         Fund p                Fund q                Fund r
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             4,436   $             7,984   $             2,919

Investment Expenses:                                                          (4,032)               (4,042)               (6,281)
 Asset-Based Insurance Charges (Note 6)                          --------------------  --------------------  --------------------

  Net Investment Income (Loss)                                                   404                 3,942                (3,362)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          6,759                14,554                (4,824)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,279                 9,103                40,055
 Capital Gain Distributions (Note 2)                                               0                     0                19,249
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               8,038                23,657                54,480
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     8,442                27,599                51,118
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        2,472                   894                 1,768
 Contract Owner Withdrawals                                                  (42,228)              (41,443)              (58,885)
 Net Transfers In (Out) (Note 3)                                             (14,732)               (5,175)                4,900
 Contract Charges (Note 6)                                                      (189)                 (147)                 (253)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (54,677)              (45,871)              (52,470)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (46,235)              (18,272)               (1,352)
Net Assets, Beginning of Period                                              300,475               305,732               470,647
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           254,240   $           287,460   $           469,295
                                                                 ====================  ====================  ====================

p  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        Large Cap             Large Cap            Utilities &
                                                                       Growth V.I.           Value V.I.        Telecommunications
                                                                         Fund s                Fund t              V.I. Fund u
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:

 Ordinary Dividends (Note 2)                                     $               299   $               770   $               878

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (2,049)               (1,724)                 (493)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (1,750)                 (954)                  385
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          2,184                 2,727                  (532)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              13,542                 5,580                 4,545
 Capital Gain Distributions (Note 2)                                               0                11,662                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              15,726                19,969                 4,013
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    13,976                19,015                 4,398
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          644                   516                     0
 Contract Owner Withdrawals                                                  (17,514)              (14,740)               (5,425)
 Net Transfers In (Out) (Note 3)                                              22,284                29,355                (1,185)
 Contract Charges (Note 6)                                                      (112)                 (109)                  (13)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        5,302                15,022                (6,623)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       19,278                34,037                (2,225)
Net Assets, Beginning of Period                                              147,077               113,911                37,144
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           166,355   $           147,948   $            34,919
                                                                 ====================  ====================  ====================

s  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
t  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
u  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             AIM V.I.              AIM V.I.
                                                                          Value                 Basic                Capital
                                                                   Opportunities V.I.          Value              Appreciation
                                                                         Fund v                 Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               997   $                 0   $                54

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (5,029)                   (3)               (1,207)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (4,032)                   (3)               (1,153)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                         15,723                     2               (15,072)
 Net Change In Unrealized Appreciation

  (Depreciation) During the Year                                             (34,234)                   17                22,153
 Capital Gain Distributions (Note 2)                                          48,135                     6                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              29,624                    25                 7,081
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    25,592                    22                 5,928
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          790                     4                   200
 Contract Owner Withdrawals                                                  (55,007)                    0               (11,752)
 Net Transfers In (Out) (Note 3)                                             (60,000)                  467                (7,163)
 Contract Charges (Note 6)                                                      (182)                   (2)                  (47)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                     (114,399)                  469               (18,762)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (88,807)                  491               (12,834)

Net Assets, Beginning of Period                                              433,061                     0                99,923
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           344,254   $               491   $            87,089
                                                                 ====================  ====================  ====================

v  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        AIM V.I.              AIM V.I.              AIM V.I.
                                                                      International         Mid Cap Core             Premier
                                                                         Growth                Equity                Equity
                                                                          Fund                  Fund                  Fund w
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               116   $                 5   $             1,068

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (297)                   (7)               (1,898)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (181)                   (2)                 (830)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          1,877                     2               (14,991)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,065                     4                20,823
 Capital Gain Distributions (Note 2)                                               0                    29                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               2,942                    35                 5,832
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     2,761                    33                 5,002
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          182                    27                   278
 Contract Owner Withdrawals                                                   (3,928)                   (8)              (19,271)
 Net Transfers In (Out) (Note 3)                                              11,895                   920               (18,979)
 Contract Charges (Note 6)                                                        (2)                   (3)                  (69)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        8,147                   936               (38,041)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       10,908                   969               (33,039)
Net Assets, Beginning of Period                                               19,809                     0               160,804
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            30,717   $               969   $           127,765
                                                                 ====================  ====================  ====================


w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein     AllianceBernstein     AllianceBernstein
                                                                       VPS Global           VPS Growth and        VPS Large Cap
                                                                       Technology              Income                Growth
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               514   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (59)                 (534)               (3,114)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (59)                  (20)               (3,114)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:

 Net Realized Gains (Losses) (Note 2)                                            226                 1,458               (24,982)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (131)                 (487)               55,448
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  95                   971                30,466
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        36                   951                27,352
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            6                   158                 1,251
 Contract Owner Withdrawals                                                     (561)               (6,913)              (32,446)
 Net Transfers In (Out) (Note 3)                                                (939)               24,297                (9,142)
 Contract Charges (Note 6)                                                        (9)                   (2)                 (122)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (1,503)               17,540               (40,459)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (1,467)               18,491               (13,107)
Net Assets, Beginning of Period                                                5,456                38,066               255,979
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             3,989   $            56,557   $           242,872
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein                              American
                                                                    VPS Small/Mid Cap    AllianceBernstein         Century VP
                                                                          Value             VPS Value             International
                                                                        Portfolio           Portfolio                 Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 8   $                 0   $               679


Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (53)                   (1)                 (732)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (45)                   (1)                  (53)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:

 Net Realized Gains (Losses) (Note 2)                                              8                     0                 1,298
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 342                     8                 4,455
 Capital Gain Distributions (Note 2)                                              46                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 396                     8                 5,753
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       351                     7                 5,700
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          336                    12                   192
 Contract Owner Withdrawals                                                      (23)                    0                (6,850)
 Net Transfers In (Out) (Note 3)                                              10,436                   272                (1,623)
 Contract Charges (Note 6)                                                       (20)                    0                   (43)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       10,729                   284                (8,324)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       11,080                   291                (2,624)
Net Assets, Beginning of Period                                                    0                     0                58,142
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            11,080   $               291   $            55,518
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        American           American Funds
                                                                       Century VP               Asset            American Funds
                                                                          Ultra              Allocation               Bond
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               101   $                78

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (187)                  (35)                  (66)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (187)                   66                    12
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            399                     6                   (30)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 518                   154                    37
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 917                   160                     7
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       730                   226                    19
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           77                   115                   318
 Contract Owner Withdrawals                                                   (1,776)                    0                   (19)
 Net Transfers In (Out) (Note 3)                                              17,973                 5,409                10,999
 Contract Charges (Note 6)                                                        (8)                   (4)                  (16)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       16,266                 5,520                11,282
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       16,996                 5,746                11,301
Net Assets, Beginning of Period                                                2,103                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            19,099   $             5,746   $            11,301
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     American Funds        American Funds        American Funds
                                                                         Growth             Growth-Income         International
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               154   $                79   $               184

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (192)                  (46)                  (85)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (38)                   33                    99
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            190                    10                   134
 Net Change In Unrealized Appreciation

  (Depreciation) During the Year                                               2,499                   209                 1,568
 Capital Gain Distributions (Note 2)                                               0                     7                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               2,689                   226                 1,702
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      2,651                   259                 1,801
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        1,252                   130                   371
 Contract Owner Withdrawals                                                      (73)                    0                   (22)
 Net Transfers In (Out) (Note 3)                                              29,315                 7,690                13,803
 Contract Charges (Note 6)                                                       (58)                  (16)                  (25)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       30,436                 7,804                14,127
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       33,087                 8,063                15,928
Net Assets, Beginning of Period                                                    0                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            33,087   $             8,063   $            15,928
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     Cohen & Steers             Davis              Dreyfus VIF
                                                                       VIF Realty               Value             Appreciation
                                                                       Fund, Inc.             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                69   $             1,846   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (30)               (3,364)                  (52)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    39                (1,518)                  (52)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             32                16,291                     8
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 254                 1,963                   169
 Capital Gain Distributions (Note 2)                                              10                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 296                18,254                   177
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       335                16,736                   125
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          193                 1,585                   315
 Contract Owner Withdrawals                                                       (9)              (31,455)                  (19)
 Net Transfers In (Out) (Note 3)                                               5,948               (21,733)               15,157
 Contract Charges (Note 6)                                                       (10)                 (142)                  (22)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        6,122               (51,745)               15,431
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        6,457               (35,009)               15,556
Net Assets, Beginning of Period                                                    0               249,877                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             6,457   $           214,868   $            15,556
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                       Eaton Vance            Federated
                                                                      VT Floating-             Capital              Federated
                                                                       Rate Income          Appreciation            Kaufmann
                                                                          Fund                 Fund II               Fund II
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                88   $                13   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (27)                  (20)                 (186)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    61                    (7)                 (186)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                    22                   769
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  (4)                    5                 1,061
 Capital Gain Distributions (Note 2)                                               0                     0                    11
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  (4)                   27                 1,841
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        57                    20                 1,655
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          166                     4                   286
 Contract Owner Withdrawals                                                      (9)                 (243)               (1,664)
 Net Transfers In (Out) (Note 3)                                               7,716                   860                 6,996
 Contract Charges (Note 6)                                                       (12)                    0                   (16)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        7,861                   621                 5,602
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        7,918                   641                 7,257
Net Assets, Beginning of Period                                                    0                 1,018                 7,005
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             7,918   $             1,659   $            14,262
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                           MFS                                     Oppenheimer
                                                                        Emerging                OpCap                Capital
                                                                         Growth              Renaissance          Appreciation
                                                                         Series               Portfolio              Fund/VA
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (1,656)                 (105)                   (5)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (1,656)                 (105)                   (5)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                        (21,168)                 (166)                    2

 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              31,135                  (670)                   34
 Capital Gain Distributions (Note 2)                                               0                   401                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               9,967                  (435)                   36
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     8,311                  (540)                   31
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          425                    79                     1
 Contract Owner Withdrawals                                                  (16,231)                 (612)                    0
 Net Transfers In (Out) (Note 3)                                             (10,425)                 (403)                  784
 Contract Charges (Note 6)                                                       (67)                   (6)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (26,298)                 (942)                  783
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (17,987)               (1,482)                  814
Net Assets, Beginning of Period                                              134,915                 8,034                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           116,928   $             6,552   $               814
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================
                                                                                                                      PIMCO
                                                                       Oppenheimer           Oppenheimer            Commodity
                                                                          Main              Main  Street           RealReturn
                                                                         Street               Small Cap             Strategy
                                                                         Fund/VA               Fund/VA              Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $               132

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (2)                  (14)                  (63)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (2)                  (14)                   69
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              2                    21                   243
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  16                   166                    96
 Capital Gain Distributions (Note 2)                                               0                     1                    11
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  18                   188                   350
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         16                   174                   419
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            3                    70                   370
 Contract Owner Withdrawals                                                        0                    (4)                  (15)
 Net Transfers In (Out) (Note 3)                                                 398                 2,826                 8,025
 Contract Charges (Note 6)                                                        (1)                   (3)                  (20)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          400                 2,889                 8,360
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          416                 3,063                 8,779
Net Assets, Beginning of Period                                                    0                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $               416   $             3,063   $             8,779
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                          PIMCO                 PIMCO                Pioneer
                                                                          Real                  Total                 Fund
                                                                         Return                Return                  VCT
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                32   $            11,514   $                58

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (14)               (4,823)                  (53)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    18                 6,691                     5
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                   401                    85
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (44)               (9,780)                  292
 Capital Gain Distributions (Note 2)                                              25                 5,496                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 (19)               (3,883)                  377
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         (1)                2,808                   382
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          111                 2,375                   330
 Contract Owner Withdrawals                                                       (9)              (49,792)                  (22)
 Net Transfers In (Out) (Note 3)                                               2,236                74,000                 9,388
 Contract Charges (Note 6)                                                        (5)                 (252)                  (17)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        2,333                26,331                 9,679
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        2,332                29,139                10,061
Net Assets, Beginning of Period                                                    0               348,697                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             2,332   $           377,836   $            10,061
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                         Pioneer               Pioneer          Roszel / Allianz
                                                                       High Yield             Small Cap            CCM Capital
                                                                           VCT                Value VCT           Appreciation
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                21   $                 0   $               677

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (6)                   (2)               (1,993)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    15                    (2)               (1,316)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             (2)                    0                 5,704
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  (8)                   19                 5,504
 Capital Gain Distributions (Note 2)                                               9                     2                 1,093
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  (1)                   21                12,301
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        14                    19                10,985
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           16                     8                   115
 Contract Owner Withdrawals                                                        0                     0               (20,754)
 Net Transfers In (Out) (Note 3)                                               1,999                   345                 1,917
 Contract Charges (Note 6)                                                        (2)                   (2)                  (71)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        2,013                   351               (18,793)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        2,027                   370                (7,808)
Net Assets, Beginning of Period                                                    0                     0               152,812
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             2,027   $               370   $           145,004
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Allianz                           Roszel / JP Morgan
                                                                      NFJ Small Cap       Roszel / Delaware         Small Cap
                                                                          Value                 Trend                Growth
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)


Investment Income:
 Ordinary Dividends (Note 2)                                     $             1,213   $                 0   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (1,352)                 (633)                 (967)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (139)                 (633)                 (967)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          3,990                 4,974                 2,229
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (167)               (6,593)               (7,650)
 Capital Gain Distributions (Note 2)                                           6,503                   751                10,889
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              10,326                  (868)                5,468
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    10,187                (1,501)                4,501
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          583                    68                   233
 Contract Owner Withdrawals                                                  (13,069)               (6,325)              (10,243)
 Net Transfers In (Out) (Note 3)                                              21,629               (26,471)               14,729
 Contract Charges (Note 6)                                                       (77)                  (19)                  (53)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        9,066               (32,747)                4,666
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       19,253               (34,248)                9,167
Net Assets, Beginning of Period                                               86,369                69,104                67,597
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           105,622   $            34,856   $            76,764
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Roszel /              Roszel /              Roszel /
                                                                       Lord Abbett           Lord Abbett           Lord Abbett
                                                                       Affiliated          Bond Debenture         Mid Cap Value
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:

 Ordinary Dividends (Note 2)                                     $               241   $               732   $               570

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (485)                 (213)               (2,062)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (244)                  519                (1,492)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            561                   (98)                5,841
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              (2,504)                 (610)               (6,489)
 Capital Gain Distributions (Note 2)                                           2,896                   294                12,334
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 953                  (414)               11,686
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       709                   105                10,194
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          228                   112                   819
 Contract Owner Withdrawals                                                   (3,586)               (2,753)              (18,929)
 Net Transfers In (Out) (Note 3)                                               4,770                   323                14,089
 Contract Charges (Note 6)                                                       (37)                   (8)                 (137)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        1,375                (2,326)               (4,158)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        2,084                (2,221)                6,036
Net Assets, Beginning of Period                                               33,148                13,555               145,538
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            35,232   $            11,334   $           151,574
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Seligman         Seligman              Templeton
                                                                         Mid Cap             Smaller-Cap             Foreign
                                                                         Growth                 Value              Securities
                                                                        Portfolio             Portfolio               Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               139   $                 9

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (700)                 (420)                  (17)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (700)                 (281)                   (8)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          1,656                   319                     8
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               2,229                (4,236)                  211
 Capital Gain Distributions (Note 2)                                           2,262                 2,257                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               6,147                (1,660)                  219
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     5,447                (1,941)                  211
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          201                   101                    61
 Contract Owner Withdrawals                                                   (6,371)               (5,578)                   (8)
 Net Transfers In (Out) (Note 3)                                              11,667                (1,325)                3,188
 Contract Charges (Note 6)                                                       (44)                   (5)                   (7)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        5,453                (6,807)                3,234
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       10,900                (8,748)                3,445
Net Assets, Beginning of Period                                               46,463                31,196                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            57,363   $            22,448   $             3,445
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Templeton                                  Van Kampen
                                                                         Growth              Van Kampen             Strategic
                                                                       Securities             Comstock               Growth
                                                                          Fund                Portfolio             Portfolio aa
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 5   $               297   $                34

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (30)                 (772)                 (193)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (25)                 (475)                 (159)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              4                   316                  (128)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 331                 2,227                   916
 Capital Gain Distributions (Note 2)                                               0                   811                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 335                 3,354                   788
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       310                 2,879                   629
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          120                 1,164                    76
 Contract Owner Withdrawals                                                       (7)               (6,813)               (2,737)
 Net Transfers In (Out) (Note 3)                                               6,322                63,521                (1,824)
 Contract Charges (Note 6)                                                       (12)                  (60)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        6,423                57,812                (4,487)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        6,733                60,691                (3,858)
Net Assets, Beginning of Period                                                    0                21,077                14,701
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             6,733   $            81,768   $            10,843
                                                                 ====================  ====================  ====================

aa Effective August 15, 2006, Van Kampen Emerging Growth Portfolio merged with Van Kampen Strategic Growth Portfolio.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (UNAUDITED) (Continued) FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                 Divisions Investing In
                                                                 =======================

                                                                       Wanger U.S.
                                                                         Smaller
                                                                        Companies
                                                                 ====================

(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0

Investment Expenses:                                                             (29)
 Asset-Based Insurance Charges (Note 6)                          --------------------
  Net Investment Income (Loss)                                                   (29)
                                                                 --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             14
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 324
 Capital Gain Distributions (Note 2)                                               0
                                                                 --------------------
  Net Gain (Loss) on Investments                                                 338
                                                                 --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       309
                                                                 --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          127
 Contract Owner Withdrawals                                                      (13)
 Net Transfers In (Out) (Note 3)                                               5,628
 Contract Charges (Note 6)                                                       (11)
                                                                 --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        5,731
                                                                 --------------------
Total Increase (Decrease) in Net Assets                                        6,040
Net Assets, Beginning of Period                                                    0
                                                                 --------------------
Net Assets, End of Period                                        $             6,040
                                                                 ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account A ("Separate Account A"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of investment divisions that support four annuity contracts - Retirement Plus, Retirement Power, Retirement Optimizer, and Investor Choice Investor Series (available for sale effective March 4, 2005). Only investment divisions with balances at December 31, 2006 appear in the Statements of Assets and Liabilities and only investment divisions with activity during the years ended December 31, 2006 or 2005 are shown in the Statements of Operations and Changes in Net Assets. The investment divisions are as follows:

   BlackRock Equity Dividend Portfolio
   BlackRock Global SmallCap Portfolio
   BlackRock International Index Portfolio
   BlackRock Short-Term Bond Portfolio
   BlackRock Mid Cap Value Opportunities Portfolio
   BlackRock Small Cap Index Portfolio
   BlackRock Balanced Capital V.I. Fund
   BlackRock Basic Value V.I. Fund
   BlackRock Bond V.I. Fund
   BlackRock Money Market V.I. Fund
   BlackRock Fundamental Growth V.I. Fund
   BlackRock Global Allocation V.I. Fund
   BlackRock Global Growth V.I. Fund
   BlackRock Government Income V.I. Fund
   BlackRock High Income V.I. Fund
   BlackRock S&P Index 500 V.I. Fund
   BlackRock International Value V.I. Fund
   BlackRock Large Cap Core V.I. Fund
   BlackRock Large Cap Growth V.I. Fund
   BlackRock Large Cap Value V.I. Fund
   BlackRock Utilities & Telecommunications V.I. Fund
   BlackRock Value Opportunities V.I. Fund
   AIM V.I. Basic Value Fund
   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Mid Cap Core Equity Fund
   Aim V.I. Core Equity Fund
   AIM V.I. Premier Equity Fund
   AllianceBernstein VPS Global Technology Portfolio
   AllianceBernstein VPS Growth and Income Portfolio
   AllianceBernstein VPS Large Cap Growth Portfolio
   AllianceBernstein VPS Small/Mid Cap Value Portfolio
   AllianceBernstein VPS Value Portfolio
   American Century VP International Fund
   American Century VP Ultra Fund
   American Funds Asset Allocation Fund
   American Funds Bond Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
   American Funds International Fund
   Cohen & Steers VIF Realty Fund, Inc.
   Davis Value Portfolio
   Dreyfus VIF Appreciation Portfolio
   Eaton Vance VT Floating-Rate Income Fund
   Federated Capital Appreciation Fund II
   Federated Kaufmann Fund II
   MFS Emerging Growth Series
   OpCap Renaissance Portfolio
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Fund/VA
   Oppenheimer Main Street Small Cap Fund/VA
   PIMCO CommodityRealReturn Strategy Portfolio
   PIMCO Real Return Portfolio
   PIMCO Total Return Portfolio
   Pioneer Emerging Markets VCT Portfolio
   Pioneer Fund VCT Portfolio
   Pioneer High Yield VCT Portfolio
   Pioneer Small Cap Value VCT Portfolio
   Roszel/Allianz CCM Capital Appreciation Portfolio
   Roszel/Allianz NFJ  Small Cap Value Portfolio
   Roszel/Delaware Trend Portfolio
   Roszel/JP Morgan Multi-Cap Market Neutral Portfolio
   Roszel/JP Morgan Small Cap Growth Portfolio
   Roszel/Lord Abbett Affiliated Portfolio
   Roszel/Lord Abbett Bond Debenture Portfolio
   Roszel/Lord Abbett Mid Cap Value Portfolio
   Roszel/Marsico Large Cap Growth Portfolio
   Roszel/Seligman Mid Cap Growth Portfolio
   Seligman Smaller-Cap Value Portfolio
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund
   Van Kampen Comstock Portfolio
   Van Kampen Strategic Growth Portfolio
   Wanger U.S. Smaller Companies

   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   As of February 15, 2006, Merrill Lynch signed a definitive agreement under which it would transfer Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for a 49.8% interest in the combined firm, including a 45% voting interest. Under this agreement, effective September 30, 2006, all previous investment divisions under the investment advisors FAM Series Funds, Inc. and FAM Variable Series Funds, Inc. were merged into investment advisors BlackRock Series Funds, Inc. and BlackRock Variable Series Funds, Inc, respectively.

   The  change in net assets accumulated in Separate  Account  A provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits
   (without regard to the guaranteed minimum death benefits) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Financial Statements included herein are unaudited; however, in the opinion of management, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of the Financial Statements have been included. The December 31, 2005 unaudited Statements of Assets and Liabilities and Statements of Operations and

   Changes in Net Assets were derived from the audited 2005 Financial Statements. In presenting the Financial Statements, management makes estimates that affect the reported amounts and disclosures in the Financial Statements. Estimates, by their nature, are based on judgment and available information. Therefore, actual results could differ from those estimates and could have a material impact on the Financial Statements, and it is possible that such changes could occur in the near term.


   Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

   The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
   - Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Investment transactions are recorded on the trade date.
   - Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.
   - Realized gains and losses on the sales of investments are computed on the first in first out basis.
   - All premiums and contract owner withdrawals are applied as described in the prospectus.
   - Accumulation units are units of measure used  to  determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.

   The operations of Separate Account A are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being  made  against Separate Account A for such  tax  since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the BlackRock Money Market V.I. Fund investment division of Merrill Lynch Life Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account
   A investment divisions.

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

(In thousands)
                                                                        Purchases               Sales
                                                                 --------------------  --------------------
BlackRock Equity Dividend Portfolio                              $              1,187  $                110
BlackRock Global SmallCap Portfolio                                             1,943                   176
BlackRock International Index Portfolio                                         1,689                   725
BlackRock Short-Term Bond Portfolio                                            17,064                20,357
BlackRock Mid Cap Value Opportunities Portfolio                                   573                   137
BlackRock Small Cap Index Portfolio                                               416                   120
BlackRock Balanced Capital V.I. Fund                                            1,208                13,481
BlackRock Basic Value V.I. Fund                                                77,086               194,899
BlackRock Bond V.I. Fund                                                       59,599               122,380
BlackRock Money Market V.I. Fund                                              225,843               221,312
BlackRock Fundamental Growth V.I. Fund                                          7,382                70,252
BlackRock Global Allocation V.I. Fund                                          64,406                85,198
BlackRock Global Growth V.I. Fund                                               7,358                 8,900
BlackRock Government Income V.I. Fund                                          90,433                67,439
BlackRock High Income V.I. Fund                                                15,679                47,604
BlackRock S&P Index 500 V.I. Fund                                              39,113                70,725
BlackRock International Value V.I. Fund                                        50,146                57,668
BlackRock Large Cap Core V.I. Fund                                             79,373                85,836
BlackRock Large Cap Growth V.I. Fund                                           26,172                27,743
BlackRock Large Cap Value V.I. Fund                                            57,808                53,913
BlackRock Utilities & Telecommunications V.I. Fund                              1,938                 6,904
BlackRock Value Opportunities V.I. Fund                                        56,864                82,058
AIM V.I. Basic Value Fund                                                         419                   258
AIM V.I. Capital Appreciation Fund                                                154                19,640
AIM V.I. International Growth Fund                                              2,918                18,759
AIM V.I. Mid Cap Core Equity Fund                                               1,193                   110
Aim V.I. Core Equity Fund                                                     136,779                28,093
AIM V.I. Premier Equity Fund                                                   10,145               143,469
AllianceBernstein VPS Global Technology Portfolio                                 931                 1,295
AllianceBernstein VPS Growth and Income Portfolio                              12,042                46,095
AllianceBernstein VPS Large Cap Growth Portfolio                                4,593                58,861
AllianceBernstein VPS Small/Mid Cap Value Portfolio                            22,712                 9,397
AllianceBernstein VPS Value Portfolio                                             616                   134
American Century VP International Fund                                          6,443                11,750
American Century VP Ultra Fund                                                  4,346                10,904
American Funds Asset Allocation Fund                                            4,364                   641
American Funds Bond Fund                                                       36,353                   872
American Funds Growth Fund                                                     57,114                 8,641
American Funds Growth-Income Fund                                               9,805                   786
American Funds International Fund                                              39,536                 4,834
Cohen & Steers VIF Realty Fund, Inc.                                            8,795                 2,416
Davis Value Portfolio                                                          91,533                96,863
Dreyfus VIF Appreciation Portfolio                                             28,538                20,318
Eaton Vance VT Floating-Rate Income Fund                                       22,884                 5,911
Federated Capital Appreciation Fund II                                            573                   808
Federated Kaufmann Fund II                                                      7,160                 4,465
MFS Emerging Growth Series                                                      3,235                44,100
OpCap Renaissance Portfolio                                                       198                 2,618
Oppenheimer Capital Appreciation Fund/VA                                          859                   367
Oppenheimer Main Street Fund/VA                                                   189                    46
Oppenheimer Main Street Small Cap Fund/VA                                      10,043                11,737



(In thousands)
                                                                        Purchases               Sales
                                                                 --------------------  --------------------
PIMCO Commodity-RealReturn Strategy Portfolio                                  12,149                 1,623
PIMCO Real Return Portfolio                                                     2,243                   510
PIMCO Total Return Portfolio                                                  102,733               128,133
Pioneer Emerging Markets VCT Portfolio                                          1,182                   297
Pioneer Fund VCT Portfolio                                                     40,691                 8,930
Pioneer High Yield VCT Portfolio                                                1,357                 1,467
Pioneer Small Cap Value VCT Portfolio                                             580                    41
Roszel/Allianz CCM Capital Appreciation Portfolio                              38,030                32,082
Roszel/Allianz NFJ  Small Cap Value Portfolio                                  24,131                34,919
Roszel/Delaware Trend Portfolio                                                 6,025                10,025
Roszel/JP Morgan Multi-Cap Market Neutral Portfolio                            16,179                   273
Roszel/JP Morgan Small Cap Growth Portfolio                                     9,494                19,333
Roszel/Lord Abbett Affiliated Portfolio                                        21,694                 8,101
Roszel/Lord Abbett Bond Debenture Portfolio                                     4,002                 2,997
Roszel/Lord Abbett Mid Cap Value Portfolio                                     32,407                41,697
Roszel/Marsico Large Cap Growth Portfolio                                         937                   249
Roszel/Seligman Mid Cap Growth Portfolio                                        8,546                15,879
Seligman Smaller-Cap Value Portfolio                                            2,326                 8,072
Templeton Foreign Securities Fund                                               3,680                   689
Templeton Growth Securities Fund                                                4,478                 7,416
Van Kampen Comstock Portfolio                                                  60,014                65,154
Van Kampen Strategic Growth Portfolio                                             467                 3,384
Wanger U.S. Smaller Companies                                                  18,677                   933

                                                                 --------------------  --------------------
                                                                 $          1,819,772  $          2,184,329
                                                                 ====================  ====================

5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratio's and returns are provided as well:
Investment income ratio:
-------------------------
The  investment  income  ratio  represents  the  dividends, excluding  distributions  of capital gains, received  by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios  exclude  those expenses, such as mortality and  expense charges, that result in direct reduction in the unit values. The recognition of investment income by the investment division is affected by the  timing of the declaration of the dividends by the underlying fund in which the investment divisions invest.
Expense ratio:
-------------------------
The expense ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.  Charges  made directly to  contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded.
Total returns:
-------------------------
The total return amounts  include changes in the value of the underlying  mutual fund, which  includes expenses assessed through the reduction of unit values. The ratio does not include any  expenses assessed through the redemption of units.
Investment  divisions  with a date notation indicate  the effective date  of that  investment  division in the  separate account .  The total return is calculated for the  period indicated  or  from  the  effective date  through  the  end of the reporting period.  As the total retun is presented as a range of  minimum  and  maximum values  based on the product grouping  represented in the minimum and maximum  expense ratio amounts, some individual contract returns are not within the ranges presented.

(In thousands, except unit values)

BlackRock Equity Dividend Portfolio
----------------------------------------
                                                                             Investment      Expense                Total
                                           Unit Value           Net Assets    Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 92 $    13.19 $      13.30  $      1,600      2.27 %      1.25%    1.65 %     17.48 %    17.95 %
       31-Dec-2005                 38      11.22        11.27           428      4.82        1.25     1.65        4.55       4.90

BlackRock Global SmallCap Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets    Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                212 $    13.23 $      13.33  $      3,110      0.57 %      1.25%    1.65 %     16.00 %    16.46 %
       31-Dec-2005                 95      11.40        11.44         1,074      0.91        1.25     1.65        8.19       8.54

BlackRock International Index Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets    Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                113 $    14.01 $      14.12  $      1,715      4.85 %      1.25%    1.65 %     23.89 %    24.38 %
       31-Dec-2005                 82      11.31        11.35           917      4.93        1.25     1.65        8.13       8.49


5. UNIT VALUES (Continued)

BlackRock Short-Term Bond Portfolio
----------------------------------------
                                                                             Investment       Expense                Total
                                           Unit Value           Net Assets     Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                182 $    10.27 $      10.35  $      1,973      4.13 %      1.25%    1.65 %      3.02 %     3.43 %
       31-Dec-2005                525       9.96        10.00         5,241      3.25        1.25     1.65        0.01       0.34

BlackRock Mid Cap Value Opportunities Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income           Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 62 $    12.43 $      12.53  $        756      0.42 %      1.25%    1.65 %     11.42 %    11.86 %
       31-Dec-2005                 31      11.15        11.19           338      1.96        1.25     1.65        9.87      10.23

BlackRock Small Cap Index Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income           Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 69 $    12.05 $      12.14  $        856      1.31 %      1.25%    1.65 %     15.64 %    16.10 %
       31-Dec-2005                 50      10.41        10.46           511      2.67        1.25     1.65        3.65       4.00

BlackRock Balanced Capital V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value            Net Assets    Income           Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              2,533 $    22.76 $      22.76  $     56,815      2.08 %      1.35%    1.35 %     13.54 %    13.54 %
       31-Dec-2005              3,100      20.03        20.03        62,088      1.77        1.35     1.35        2.69       2.69
       31-Dec-2004              3,676      19.50        19.50        71,662      1.93        1.35     1.35        7.16       7.16
       31-Dec-2003              4,389      18.19        18.19        79,811      2.17        1.35     1.35       19.86      19.86
       31-Dec-2002              5,238      15.16        15.16        79,437      2.54        1.35     1.35      -14.88     -14.88

BlackRock Basic Value V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income           Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006             17,786 $    13.18 $      40.55  $    634,438      1.51 %      1.25%    1.65 %     19.82 %    20.29 %
       31-Dec-2005             23,043      10.99        33.73       699,890      1.22        1.25     1.65        1.21       1.61
       31-Dec-2004             31,176      13.01        33.21       908,209      1.07        1.35     1.59        9.31       9.52
       31-Dec-2003             34,255      11.90        30.31       929,716      1.17        1.35     1.59       31.13      31.38
       31-Dec-2002             36,425       9.08        23.06       760,127      0.99        1.35     1.59      -19.07     -18.91



BlackRock Bond V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets    Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006             19,689 $    10.38 $      20.09  $    394,047      4.64 %      1.25%    1.65 %      2.65 %     3.06 %
       31-Dec-2005             25,322      10.11        19.50       459,672      4.96        1.25     1.65        0.30       0.70
       31-Dec-2004             30,585      11.14        19.38       551,412      3.63        1.35     1.59        2.86       3.06
       31-Dec-2003             35,192      10.83        18.79       623,699      3.81        1.35     1.59        3.11       3.30
       31-Dec-2002             33,433      10.50        18.18       605,699      4.74        1.35     1.59        7.84       8.05

BlackRock Money Market V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets    Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006             18,290 $    10.26 $      14.24  $    235,495      4.46 %      1.25%    1.65 %      2.78 %     3.19 %
       31-Dec-2005             17,556       9.97        13.80       230,867      2.63        1.25     1.65        0.97       1.37
       31-Dec-2004             20,964       9.86        13.62       274,600      0.89        1.35     1.59       -0.67      -0.48
       31-Dec-2003             28,923       9.92        13.68       374,152      0.73        1.35     1.59       -0.86      -0.67
       31-Dec-2002             37,214      10.01        13.77       484,632      1.47        1.35     1.59       -0.12       0.07

BlackRock Fundamental Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006             11,157 $     7.59 $      11.86  $     97,138      0.43 %      1.25%    1.65 %      2.78 %     3.19 %
       31-Dec-2005             18,151       7.38        11.48       155,056      0.54        1.25     1.65        5.69       6.11
       31-Dec-2004             21,783       6.98         9.99       175,178      0.75        1.35     1.59        5.11       5.31
       31-Dec-2003             22,878       6.64         9.50       174,056      0.12        1.35     1.59       25.97      26.20
       31-Dec-2002             30,690       5.27         7.54       177,951      0.10        1.35     1.59      -28.66     -28.52



BlackRock Global Allocation V.I. Fund

----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value            Net Assets    Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006             23,573 $    13.58 $      27.84  $    626,570      2.65 %      1.25%    1.65 %     14.57 %    15.03 %
       31-Dec-2005             24,939      11.85        24.22       593,661      2.49        1.25     1.65        8.66       9.09
       31-Dec-2004             24,111      22.21        22.21       535,445      3.19        1.35     1.35       12.79      12.79
       31-Dec-2003             22,469      19.68        19.68       442,208      3.36        1.35     1.35       32.82      32.82
       31-Dec-2002             20,902      14.81        14.81       309,557      3.30        1.35     1.35       -9.42      -9.42

BlackRock Global Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value            Net Assets    Income           Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              3,815 $    13.65 $      13.65  $     51,542      0.94 %      1.35%    1.35 %     20.32 %    20.32 %
       31-Dec-2005              3,894      11.34        11.34        44,158      0.88        1.35     1.35       13.47      13.47

       31-Dec-2004              8,182       9.99         9.99        81,733      1.56        1.35     1.35       13.62      13.62
       31-Dec-2003              9,056       8.79         8.79        79,579      1.05        1.35     1.35       31.70      31.70
       31-Dec-2002             10,257       6.67         6.67        68,404      0.11        1.35     1.35      -28.74     -28.74

BlackRock Government Income V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006             19,059 $    10.43 $      17.60  $    294,842      4.52 %      1.25%    1.65 %      2.18 %     2.58 %
       31-Dec-2005             16,481      10.20        17.16       273,179      4.65        1.25     1.65        1.52       1.92
       31-Dec-2004             18,070      11.00        16.85       292,867      2.88        1.35     1.59        2.48       2.68
       31-Dec-2003             23,877      10.73        16.40       377,029      3.64        1.35     1.59        0.46       0.65
       31-Dec-2002             35,717      10.67        16.29       536,701      5.78        1.35     1.59        8.05       8.25



BlackRock High Income V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              8,040 $    11.19 $      23.34  $    183,672      7.48 %      1.25%    1.65 %      7.64 %     8.07 %
       31-Dec-2005              9,878      10.39        21.61       212,628      8.81        1.25     1.65       -0.16       0.24
       31-Dec-2004             12,702      21.57        21.57       273,983      7.75        1.35     1.35       10.26      10.26
       31-Dec-2003             14,782      19.55        19.55       289,040      8.63        1.35     1.35       26.33      26.33
       31-Dec-2002             15,248      15.47        15.47       235,877     10.38        1.35     1.35       -2.83      -2.83

BlackRock S&P Index 500 V.I. Fund

----------------------------------------
                                                                             Investment        Expense               Total
                                           Unit Value           Net Assets     Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006             14,001 $     9.21 $      19.13  $    252,795      1.56 %      1.25%    1.65 %     13.56 %    14.01 %
       31-Dec-2005             16,705       8.10        16.79       254,240      1.53        1.25     1.65        2.67       3.08
       31-Dec-2004             20,400       7.88        16.30       300,475      1.57        1.35     1.59        8.76       8.97
       31-Dec-2003             27,796       7.25        14.95       343,202      1.41        1.35     1.59       26.12      26.36
       31-Dec-2002             22,860       5.75        11.82       242,493      1.20        1.35     1.59      -23.63     -23.48

BlackRock International Value V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total

                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------

       31-Dec-2006             15,848 $    15.96 $      21.30  $    317,682      3.32 %      1.25%    1.65 %     25.76 %    26.26 %
       31-Dec-2005             17,903      12.68        16.91       287,460      2.71        1.25     1.65        9.80      10.24
       31-Dec-2004             20,949      13.14        14.71       305,732      2.48        1.35     1.59       20.60      20.83
       31-Dec-2003             21,980      10.90        12.75       265,090      3.48        1.35     1.59       40.00      40.26
       31-Dec-2002             23,117       7.78         9.10       199,255      3.72        1.35     1.59      -12.94     -12.77



BlackRock Large Cap Core V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006             13,435 $    14.12 $      36.35  $    470,688      0.91 %      1.25%    1.65 %     12.82 %    13.27 %
       31-Dec-2005             14,791      12.51        32.10       469,295      0.63        1.25     1.65       11.29      11.74
       31-Dec-2004             16,373      28.75        28.75       470,647      0.85        1.35     1.35       15.16      15.16
       31-Dec-2003             17,865      24.95        24.95       445,705      0.40        1.35     1.35       29.70      29.70
       31-Dec-2002             19,456      19.23        19.23       374,071      0.75        1.35     1.35      -18.14     -18.14

BlackRock Large Cap Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006             16,203 $    10.91 $      12.97  $    175,303      0.30 %      1.25%    1.65 %      5.41 %     5.83 %
       31-Dec-2005             16,112      10.31        12.25       166,355      0.20        1.25     1.65        8.78       9.22
       31-Dec-2004             15,569       9.45         9.45       147,077      0.28        1.35     1.35        6.30       6.30
       31-Dec-2003              6,241       8.88         8.88        55,435      0.00        1.35     1.35       32.15      32.15
       31-Dec-2002              3,896       6.72         6.72        26,178      0.00        1.35     1.35      -24.46     -24.46

BlackRock Large Cap Value V.I. Fund
--------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              9,230 $    14.67 $      17.64  $    159,802      0.80 %      1.25%    1.65 %     14.06 %    14.52 %
       31-Dec-2005              9,743      12.85        15.41       147,948      0.60        1.25     1.65       15.42      15.88
       31-Dec-2004              8,560      13.31        13.31       113,911      0.89        1.35     1.35       18.71      18.71
       31-Dec-2003              7,823      11.20        11.20        87,649      0.54        1.35     1.35       32.12      32.12
       31-Dec-2002              6,809       8.48         8.48        57,719      0.87        1.35     1.35      -13.83     -13.83



BlackRock Utilities & Telecommunications V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,238 $    29.54 $      29.54  $     35,970      2.87 %      1.35%    1.35 %     23.50 %    23.50 %
       31-Dec-2005              1,460      23.91        23.91        34,919      2.40        1.35     1.35       12.55      12.55
       31-Dec-2004              1,749      21.23        21.23        37,144      2.55        1.35     1.35       23.97      23.97
       31-Dec-2003              2,105      17.12        17.12        36,037      2.99        1.35     1.35       18.52      18.52
       31-Dec-2002              2,510      14.44        14.44        36,231      3.49        1.35     1.35      -19.90     -19.90

BlackRock Value Opportunities V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              7,527 $    13.32 $      43.26  $    305,303      0.23 %      1.25%    1.65 %     10.92 %    11.36 %
       31-Dec-2005              9,190      12.01        38.86       344,254      0.27        1.25     1.65        8.53       8.96
       31-Dec-2004             12,421      13.64        35.68       433,061      0.00        1.35     1.59       13.16      13.38
       31-Dec-2003             15,011      12.06        31.46       465,387      0.38        1.35     1.59       40.66      40.93
       31-Dec-2002             16,685       8.57        22.31       368,071      0.00        1.35     1.59      -24.96     -24.82


Developing Capital Markets V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                                                    Division was not available
       31-Dec-2005                                                    Division was not available
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002              2,543       6.54         6.54        16,619      0.38        1.35     1.35      -11.49     -11.49



Focus Twenty V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                                                    Division was not available
       31-Dec-2005                                                    Division was not available
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002              2,873       1.37         1.37         3,922      0.00        1.35     1.35      -39.81     -39.81

AIM V.I. Basic Value Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 50 $    12.80 $      12.92  $        695      0.54 %      1.25%    1.65 %     11.30 %    11.75 %
       31-Dec-2005                 42      11.50        11.56           491      0.20        1.25     1.65        2.02       2.35

AIM V.I. Capital Appreciation Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              5,185 $    14.17 $      14.17  $     72,289      0.05 %      1.35%    1.35 %      4.83 %     4.83 %
       31-Dec-2005              6,446      13.51        13.51        87,089      0.06        1.35     1.35        7.33       7.33
       31-Dec-2004              7,941      12.58        12.58        99,923      0.00        1.35     1.35        5.14       5.14
       31-Dec-2003              6,911      11.96        11.96        82,666      0.00        1.35     1.35       27.72      27.72
       31-Dec-2002              8,026       9.36         9.36        75,127      0.00        1.35     1.35      -25.41     -25.41




AIM V.I. International Growth Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,852 $    10.76 $      19.26  $     20,814      0.77 %      1.55%    1.59 %     26.22 %    26.27 %
       31-Dec-2005              3,431       8.53        15.26        30,717      0.62        1.55     1.59       16.07      16.12
       31-Dec-2004              2,548       7.35        13.14        19,809      0.64        1.55     1.59       22.04      22.09
       31-Dec-2003              2,909       6.02        10.76        18,281      0.53        1.55     1.59       27.03      27.08
       31-Dec-2002              3,314       4.74         8.47        16,131      0.55        1.55     1.59      -17.01     -16.97


AIM V.I. Mid Cap Core Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                157 $    12.48 $      12.59  $      2,008      1.21 %      1.25%    1.65 %      9.37 %     9.81 %
       31-Dec-2005                 85      11.40        11.46           969      1.11        1.25     1.65        2.97       3.31

Aim V.I. Core Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets    Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006             10,478 $    11.07 $      11.09  $    117,616      0.79 %      1.35%    1.59 %     14.87 %    15.08 %

AIM V.I. Premier Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                                                    Division was not available
       31-Dec-2005              9,913 $     6.12 $      14.06  $    127,765      0.77 %      1.35%    1.59 %      3.99 %     4.19 %
       31-Dec-2004             13,007       5.89        13.49       160,804      0.42        1.35     1.59        4.10       4.30
       31-Dec-2003             17,039       5.66        12.93       200,509      0.29        1.35     1.59       23.11      23.34
       31-Dec-2002             20,694       4.59        10.48       197,190      0.28        1.35     1.59      -31.36     -31.23



AllianceBernstein VPS Global Technology Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                501 $     7.56 $       7.56  $      3,928      0.00 %      1.35%    1.35 %      7.13 %     7.13 %
       31-Dec-2005                566       7.05         7.05         3,989      0.00        1.35     1.35        2.42       2.42
       31-Dec-2004                793       6.88         6.88         5,456      0.00        1.35     1.35        3.99       3.99
       31-Dec-2003                828       6.61         6.61         5,477      0.00        1.35     1.35       42.08      42.08
       31-Dec-2002                411       4.65         4.65         1,914      0.00        1.35     1.35      -42.52     -42.52

AllianceBernstein VPS Growth and Income Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,915 $    13.90 $      13.94  $     26,536      1.09 %      1.55%    1.59 %     15.44 %    15.49 %
       31-Dec-2005              4,686      12.04        12.07        56,557      1.53        1.55     1.59        3.22       3.26
       31-Dec-2004              3,256      11.66        11.70        38,066      0.96        1.55     1.59        9.70       9.74
       31-Dec-2003              4,238      10.62        10.66        45,175      1.05        1.55     1.59       30.42      30.47
       31-Dec-2002              5,345       8.14         8.18        43,683      0.57        1.55     1.59      -23.28     -23.25

AllianceBernstein VPS Large Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006             13,520 $     6.20 $      16.89  $    185,513      0.00 %      1.35%    1.59 %     -2.01 %    -1.83 %
       31-Dec-2005             17,389       6.33        17.20       242,872      0.00        1.35     1.59       13.34      13.55
       31-Dec-2004             19,544       5.58        15.14       255,979      0.00        1.35     1.59        6.90       7.11
       31-Dec-2003             32,678       5.22        14.13       414,203      0.00        1.35     1.59       21.72      21.95
       31-Dec-2002             37,887       4.29        11.58       393,423      0.00        1.35     1.59      -31.74     -31.61



AllianceBernstein VPS Small/Mid Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,810 $    13.16 $      13.28  $     25,634      0.45 %      1.25%    1.65 %     12.50 %    12.95 %
       31-Dec-2005                946      11.69        11.75        11,080      0.21        1.25     1.65        3.27       3.61

AllianceBernstein VPS Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 47 $    13.54 $      13.66  $        848      1.07 %      1.25%    1.65 %     19.28 %    19.76 %
       31-Dec-2005                 26      11.35        11.40           291      0.11        1.25     1.65        1.53       1.86

AllianceBernstein Quasar Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                                                    Division was not available
       31-Dec-2005                                                    Division was not available
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002              7,563       5.31         5.31        40,173      0.00        1.35     1.35      -32.72     -32.72



American Century VP International Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income           Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------

       31-Dec-2006              5,103 $    12.22 $      12.22  $     62,338      1.68 %      1.35%    1.35 %     23.29 %    23.29 %
       31-Dec-2005              5,604       9.91         9.91        55,518      1.25        1.35     1.35       11.68      11.68
       31-Dec-2004              6,558       8.87         8.87        58,142      0.49        1.35     1.35       13.32      13.32
       31-Dec-2003              5,389       7.82         7.82        42,141      0.72        1.35     1.35       22.78      22.78
       31-Dec-2002              5,042       6.37         6.37        32,092      0.73        1.35     1.35      -21.48     -21.48

American Century VP Ultra Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,176 $    10.20 $      10.58  $     12,070      0.00 %      1.25%    1.65 %     -4.90 %    -4.52 %
       31-Dec-2005              1,778      10.71        11.07        19,099      0.00        1.25     1.65        0.45       0.85
       31-Dec-2004                197      10.65        10.67         2,103      0.00        1.35     1.59        6.50       6.61

American Funds Asset Allocation Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                764 $    12.65 $      12.77  $     10,197      2.67 %      1.40%    1.80 %     12.56 %    13.01 %
       31-Dec-2005                510      11.23        11.29         5,746      4.79        1.40     1.80        5.63       5.98

American Funds Bond Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              4,095 $    10.65 $      10.75  $     47,887      3.32 %      1.40%    1.80 %      5.03 %     5.45 %
       31-Dec-2005              1,113      10.14        10.19        11,301      1.93        1.40     1.80       -0.48      -0.15



American Funds Growth Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              6,019 $    13.61 $      13.73  $     86,808      1.02 %      1.40%    1.80 %      8.20 %     8.64 %
       31-Dec-2005              2,627      12.57        12.63        33,087      1.30        1.40     1.80       12.53      12.90

American Funds Growth-Income Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,382 $    12.67 $      12.78  $     18,483      1.96 %      1.40%    1.80 %     13.10 %    13.55 %
       31-Dec-2005                718      11.20        11.25         8,063      2.78        1.40     1.80        3.23       3.58

American Funds International Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              3,331 $    15.64 $      15.78  $     55,889      2.24 %      1.40%    1.80 %     16.80 %    17.27 %
       31-Dec-2005              1,187      13.39        13.45        15,928      3.49        1.40     1.80       15.34      15.73

Cohen & Steers VIF Realty Fund, Inc.
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                978 $    15.73 $      15.85  $     15,804      2.29 %      1.15%    1.55 %     33.73 %    34.26 %
       31-Dec-2005                548      11.76        11.80         6,457      3.28        1.15     1.55       17.81      18.20

Davis Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006             20,818 $    12.14 $      15.29  $    242,506      0.83 %      1.25%    1.65 %     13.07 %    13.52 %
       31-Dec-2005             18,725      10.73        13.50       214,868      0.80        1.25     1.65        7.60       8.03
       31-Dec-2004             23,710       9.96        12.53       249,877      0.92        1.35     1.59       10.55      10.77
       31-Dec-2003             17,619       9.01        11.33       168,136      0.82        1.35     1.59       27.71      27.95
       31-Dec-2002             14,168       7.05         8.87       105,382      0.72        1.35     1.59      -17.58     -17.43



Delaware VIP Trend Series
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                                                    Division was not available
       31-Dec-2005                                                    Division was not available
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002              2,304       5.33         9.26        13,189      0.00        1.55     1.59      -21.20     -21.17

Dreyfus VIF Appreciation Portfolio
----------------------------------------
                                                                             Investment       Expense                Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,896 $    12.50 $      12.62  $     25,250      2.57 %      1.15%    1.55 %     14.37 %    14.83 %
       31-Dec-2005              1,421      10.93        10.98        15,556      0.00        1.15     1.55       -1.19      -0.86

Eaton Vance VT Floating-Rate Income Fund
----------------------------------------

                                                                             Investment       Expense                Total
                                           Unit Value           Net Assets     Income          Ratio                 Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              2,102 $    10.68 $      10.77  $     24,820      5.82 %      1.15%    1.55 %      3.84 %     4.26 %
       31-Dec-2005                769      10.27        10.33         7,918      4.40        1.15     1.55        1.68       2.02

Federated Capital Appreciation Fund II
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                137 $    12.21 $      12.53  $      1,655      0.85 %      1.25%    1.65 %     14.26 %    14.72 %
       31-Dec-2005                155      10.68        10.91         1,659      0.90        1.25     1.65        0.20       0.60
       31-Dec-2004                 96      10.64        10.66         1,018      0.00        1.35     1.59        6.44       6.55

Federated Kaufmann Fund II
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,339 $    13.77 $      14.23  $     18,980      0.00 %      1.25%    1.65 %     12.94 %    13.40 %
       31-Dec-2005              1,164      12.18        12.55        14,262      0.00        1.25     1.65        9.37       9.81
       31-Dec-2004                629      11.12        11.14         7,005      0.00        1.35     1.59       11.20      11.32



MFS Emerging Growth Series
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
       31-Dec-2006              7,052 $     5.33 $      15.24  $     83,710      0.00 %      1.35%    1.59 %      6.20 %     6.40 %
       31-Dec-2005              9,385       5.02        14.32       116,928      0.00        1.35     1.59        7.47       7.68
       31-Dec-2004             11,686       4.67        13.29       134,915      0.00        1.35     1.59       11.17      11.39
       31-Dec-2003             14,183       4.20        11.93       145,971      0.00        1.35     1.59       28.18      28.42
       31-Dec-2002             16,754       3.28         9.28       131,697      0.00        1.35     1.59      -34.81     -34.68

MFS Research Series
----------------------------------------

                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                                                    Division was not available
       31-Dec-2005                                                    Division was not available
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002             13,792       9.67         9.67       133,431      0.28        1.35     1.35      -25.59     -25.59

MFS Investors Trust Series
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                                                    Division was not available
       31-Dec-2005                                                    Division was not available
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
       31-Dec-2002              1,843       6.20         8.14        11,612      0.54        1.55     1.59      -22.21     -22.18

OpCap Renaissance Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                398 $    11.70 $      11.82  $      4,668      0.27 %      1.25%    1.65 %      9.50 %     9.94 %
       31-Dec-2005                612      10.68        10.74         6,552      0.00        1.25     1.65       -6.13      -5.76
       31-Dec-2004                706      11.36        11.38         8,034      0.00        1.35     1.59       13.61      13.73

Oppenheimer Capital Appreciation Fund/VA
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                112 $    11.83 $      11.94  $      1,393      0.17 %      1.15%    1.55 %      5.98 %     6.40 %
       31-Dec-2005                 73      11.16        11.22           814      0.00        1.15     1.55        3.79       4.13



Oppenheimer Main Street Fund/VA
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 48 $    12.74 $      12.86  $        626      0.80 %      1.15%    1.55 %     12.94 %    13.39 %
       31-Dec-2005                 37      11.28        11.33           416      0.00        1.15     1.55        2.95       3.29

Oppenheimer Main Street Small Cap Fund/VA
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 92 $    13.90 $      14.03  $      1,385      0.02 %      1.15%    1.55 %     12.84 %    13.29 %
       31-Dec-2005                248      12.32        12.38         3,063      0.00        1.15     1.55        7.06       7.41

PIMCO Commodity-RealReturn Strategy Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,528 $    10.85 $      10.94  $     18,197      5.08 %      1.25%    1.65 %     -4.73 %    -4.35 %
       31-Dec-2005                770      11.38        11.44         8,779      3.15        1.25     1.65        7.20       7.55

PIMCO Real Return Portfolio
----------------------------------------
                                                                             Investment       Expense               Total

                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                369 $    10.18 $      10.27  $      3,856      4.30 %      1.25%    1.65 %     -0.98 %    -0.58 %

       31-Dec-2005                227      10.27        10.32         2,332      3.30        1.25     1.65        0.34       0.67

PIMCO Total Return Portfolio
----------------------------------------

                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006             30,289 $    10.39 $      13.50  $    348,387      4.43 %      1.25%    1.65 %      2.11 %     2.51 %
       31-Dec-2005             32,271      10.17        13.21       377,836      3.40        1.25     1.65        0.73       1.13
       31-Dec-2004             29,466      11.27        13.10       348,697      1.88        1.35     1.59        3.23       3.43
       31-Dec-2003             26,972      10.89        12.69       313,226      2.83        1.35     1.59        3.39       3.58
       31-Dec-2002             18,934      10.51        12.27       213,676      4.07        1.35     1.59        7.37       7.57

Pioneer Emerging Markets VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value            Net Assets     Income         Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 88 $    11.94 $      11.98  $      1,018      0.05 %      1.15%    1.55 %      8.08 %     8.37 %



Pioneer Fund VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              3,291 $    12.99 $      13.11  $     46,194      1.20 %      1.15%    1.55 %     14.51 %    14.97 %
       31-Dec-2005                885      11.34        11.39        10,061      1.49        1.15     1.55        2.73       3.07


Pioneer High Yield VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                155 $    10.96 $      11.06  $      1,949      5.11 %      1.20%    1.60 %      6.50 %     6.93 %
       31-Dec-2005                197      10.29        10.34         2,027      5.10        1.20     1.60       -0.81      -0.48

Pioneer Small Cap Value VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 51 $    13.75 $      13.88  $        964      0.00 %      1.20%    1.60 %     12.28 %    12.73 %
       31-Dec-2005                 31      12.24        12.30           370      0.00        1.20     1.60        8.36       8.72


Roszel/Allianz CCM Capital Appreciation Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              9,737 $    12.55 $      14.79  $    141,408      0.21 %      1.25%    1.65 %      4.67 %     5.09 %
       31-Dec-2005             10,301      11.99        14.09       145,004      0.46        1.25     1.65        7.59       8.02
       31-Dec-2004             11,715      12.99        13.05       152,812      0.00        1.35     1.59       11.01      11.22
       31-Dec-2003             11,904      11.71        11.72       139,549      0.00        1.35     1.59       17.05      17.18

Roszel/Allianz NFJ  Small Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              5,373 $    14.58 $      19.69  $    101,435      1.36 %      1.25%    1.65 %     19.78 %    20.25 %
       31-Dec-2005              6,518      12.16        16.38       105,622      1.27        1.25     1.65        9.90      10.34
       31-Dec-2004              5,826      14.76        14.85        86,369      0.00        1.35     1.59       20.89      21.12
       31-Dec-2003              4,651      12.21        12.26        56,943      1.84        1.35     1.59       31.09      31.34
       31-Dec-2002              5,803       9.32         9.33        54,079      2.25        1.35     1.59       -6.84      -6.78




Roszel/Delaware Trend Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,986 $    12.06 $      14.83  $     28,909      0.00 %      1.25%    1.65 %      5.81 %     6.24 %
       31-Dec-2005              2,506      11.39        13.96        34,856      0.00        1.25     1.65        2.98       3.39
       31-Dec-2004              5,117      13.46        13.51        69,104      0.00        1.35     1.59        9.78       9.99
       31-Dec-2003              4,833      12.26        12.28        59,332      0.00        1.35     1.59       22.59      22.73

Roszel/JP Morgan Multi-Cap Market Neutral Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,441 $    10.14 $      10.16  $     16,230      0.00 %      1.25%    1.65 %      1.41 %     1.61 %

Roszel/JP Morgan Small Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              4,987 $    13.11 $      14.71  $     72,127      0.00 %      1.25%    1.65 %     13.72 %    14.18 %
       31-Dec-2005              5,962      11.52        12.89        76,764      0.00        1.25     1.65        4.62       5.04
       31-Dec-2004              5,507      12.20        12.29        67,597      0.00        1.35     1.59        7.29       7.49
       31-Dec-2003              5,937      11.38        11.42        67,761      0.00        1.35     1.59       34.90      35.16
       31-Dec-2002              4,758       8.43         8.44        40,162      0.00        1.35     1.59      -15.68     -15.62

Roszel/Lord Abbett Affiliated Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              3,562 $    12.94 $      15.55  $     53,191      0.83 %      1.25%    1.65 %     15.52 %    15.98 %
       31-Dec-2005              2,651      11.20        13.41        35,232      0.70        1.25     1.65        1.45       1.85
       31-Dec-2004              2,518      13.12        13.17        33,148      0.35        1.35     1.59        9.51       9.72
       31-Dec-2003              2,680      11.98        12.00        32,124      0.00        1.35     1.59       19.82      19.95



Roszel/Lord Abbett Bond Debenture Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                964 $    11.27 $      13.93  $     12,484      5.59 %      1.25%    1.65 %      7.33 %     7.76 %
       31-Dec-2005                901      10.49        12.96        11,334      5.42        1.25     1.65        0.51       0.91
       31-Dec-2004              1,054      12.86        12.87        13,555      4.92        1.55     1.59        6.43       6.47
       31-Dec-2003              1,282      12.08        12.09        15,487      5.73        1.55     1.59       15.17      15.22
       31-Dec-2002                138      10.49        10.49         1,449      5.69        1.55     1.59        4.90       4.92

Roszel/Lord Abbett Mid Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              9,148 $    13.27 $      15.94  $    138,816      0.45 %      1.25%    1.65 %     10.24 %    10.68 %
       31-Dec-2005             10,571      12.03        14.41       151,574      0.38        1.25     1.65        6.41       6.84
       31-Dec-2004             10,793      13.41        13.49       145,538      0.58        1.35     1.59       21.92      22.16
       31-Dec-2003             11,431      11.00        11.04       126,091      0.31        1.35     1.59       22.78      23.01
       31-Dec-2002             10,841       8.96         8.97        97,202      0.00        1.35     1.59      -10.42     -10.35

Roszel/Marsico Large Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                 77 $    10.14 $      10.18  $        721      0.00 %      1.25%    1.65 %      0.88 %     1.14 %

Roszel/Seligman Mid Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              3,192 $    12.53 $      14.79  $     46,482      0.00 %      1.25%    1.65 %      3.85 %     4.27 %
       31-Dec-2005              4,048      12.06        14.19        57,363      0.00        1.25     1.65       10.07      10.51
       31-Dec-2004              3,618      12.77        12.85        46,463      0.00        1.35     1.59        6.86       7.06
       31-Dec-2003              2,584      11.95        11.99        30,988      0.00        1.35     1.59       31.23      31.48
       31-Dec-2002              1,468       9.11         9.12        13,390      0.00        1.35     1.59       -8.93      -8.87

Seligman Smaller-Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                835 $    19.65 $      24.15  $     19,003      0.00 %      1.55%    1.59 %     19.34 %    19.39 %
       31-Dec-2005              1,136      16.46        20.24        22,448      0.52        1.55     1.59       -5.49      -5.45
       31-Dec-2004              1,496      17.40        21.41        31,196      0.00        1.55     1.59       18.06      18.10
       31-Dec-2003              1,806      14.74        18.14        31,949      0.00        1.55     1.59       47.58      47.64
       31-Dec-2002              2,971       9.98        12.29        35,856      0.00        1.55     1.59      -16.71     -16.67




Templeton Foreign Securities Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                471 $    14.68 $      14.81  $      7,450      1.29 %      1.15%    1.55 %     19.52 %    20.00 %
       31-Dec-2005                280      12.28        12.34         3,445      0.72        1.15     1.55        5.34       5.69

Templeton Growth Securities Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006                313 $    14.25 $      14.38  $      4,628      0.80 %      1.15%    1.55 %     19.88 %    20.36 %
       31-Dec-2005                565      11.88        11.94         6,733      0.21        1.15     1.55        3.63       3.97

Van Kampen Comstock Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              6,247 $    12.79 $      13.34  $     82,591      0.79 %      1.25%    1.65 %     14.33 %    14.78 %
       31-Dec-2005              7,088      11.19        11.63        81,768      0.55        1.25     1.65        2.62       3.03
       31-Dec-2004              1,869      11.27        11.29        21,077      0.00        1.35     1.59       12.75      12.87

Van Kampen Strategic Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,648 $     4.92 $      10.08  $      8,162      0.00 %      1.55%    1.59 %      1.24 %     1.28 %
       31-Dec-2005              2,156       4.86         9.95        10,843      0.28        1.55     1.59        6.23       6.28
       31-Dec-2004              3,080       4.58         9.36        14,701      0.00        1.55     1.59        5.34       5.38
       31-Dec-2003              3,898       4.35         8.88        17,546      0.00        1.55     1.59       25.34      25.39
       31-Dec-2002              4,754       3.47         7.09        16,915      0.33        1.55     1.59      -33.55     -33.53

Wanger U.S. Smaller Companies
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income          Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2006              1,746 $    13.25 $      13.36  $     24,807      0.13 %      1.25%    1.65 %      6.06 %     6.48 %
       31-Dec-2005                482      12.48        12.54         6,040      0.00        1.25     1.65        8.11       8.47


6.CHARGES AND FEES

  The following table is a listing of all expenses charged to the separate account. Asset-based,rider and maintenance charges are assessed through a reduction in unit value or redemption of units.

                                                        Retirement Plus

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  ------------------------------------------

  Asset Based  Charges:
              Mortality & Expense Risk Charge   Daily - reduction of unit values        1/365 of 1.25% per day

              Administration Charge             Daily - reduction of unit values        1/365 of 0.10% per day

  Contract Charges:
             Contract Maintenance Charge        Annually - redemption of units          $40 at the end  of  each contract year and
                                                                                        upon a full withdrawal only if the greater
                                                                                        of    contract  value  or  premiums   less
                                                                                        withdrawals is less than $50,000.

             Guaranteed Minimum Income          Quarterly - redemption of units         0.50% of the contract  value at the end of
             Benefit  ("GMIB")                                                          each  calendar  quarter  based on the GMIB
                                                                                        benefit base as of the  last  business day
                                                                                        of each month within the calendar  quarter
                                                                                        and a  pro rata  amount  of  this fee upon
                                                                                        termination  of  the  rider. For contracts
                                                                                        issued before  October 16, 2004, the  GMIB
                                                                                              charge is .40%

              Estate Enhancer Benefit (EEB)     Annually - redemption of units          0.25% of the average contract value at the
                                                                                        end  of  each of the prior  four  contract
                                                                                        quarters  and  a  pro rata amount of  this
                                                                                        charge  upon   surrender,   annuitization,
                                                                                        death, or termination of the rider

              Contingent  Deferred Sales        Per incident - redemption of units      7% of premium withdrawn for year 0
              Charge                                                                    6% of premium withdrawn for year 1
                                                                                        5% of premium withdrawn for year 2
                                                                                        4% of premium withdrawn for year 3
                                                                                        3% of premium withdrawn for year 4
                                                                                        2% of premium withdrawn for year 5
                                                                                        1% of premium withdrawn for year 6
                                                                                        0% of premium withdrawn for year 7 or more

             Transfer Fee                       Per incident - redemption of units      $25  for each transfer  after  the twelfth
                                                                                        transfer in a contract year

             Redemption Fee                     Per incident - redemption of units      Imposed by respective Fund Manager



                                                        Retirement Power

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  ------------------------------------------
  Asset Based  Charges
              Mortality & Expense Risk Charge   Daily - reduction of unit values        1/365 of 1.59% per day

  Contract Charges:
             Contract Maintenance Charge        Annually - redemption of units          $40  at the  end of each contract year and
                                                                                        upon a full withdrawal only if the greater
                                                                                        of   contract   value  or   premiums  less
                                                                                        withdrawals is less than $25,000.

             Estate Enhancer Benefit (EEB)      Annually - redemption of units          0.25% of the average contract value at the
                                                                                        end  of each of  the  prior  four contract
                                                                                        quarters and a  pro  rata  amount  of this
                                                                                        charge   upon   surrender,  annuitization,
                                                                                        death, or termination of the rider

             Transfer fee                       Per incident - redemption of units      $25  for  each  transfer after the twelfth
                                                                                        transfer in a contract year

             Redemption Fee                     Per incident - redemption of units      Imposed by respective Fund Manager



                                                      Retirement Optimizer

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  ------------------------------------------
  Asset Based  Charges
              Mortality & Expense Rish Charge   Daily - reduction of unit values        1/365 of 1.55% per day

  Contract Charges:
             Contract Maintenance Charge        Annually - redemption of units          $40  at  the end of each contract year and
                                                                                        upon a full withdrawal only if the greater
                                                                                        of   contract  value,   or  premiums  less
                                                                                        withdrawals is less than $25,000

             Estate Enhancer Benefit (EEB)      Annually - redemption of units          0.25% of the average contract value at the
                                                                                        end  of  each  of the prior four  contract
                                                                                        quarters  and a  pro rata  amount  of this
                                                                                        charge   upon  surrender,   annuitization,
                                                                                        death, or termination of the rider

              Contingent  Deferred Sales        Per incident - redemption of units      6% of premium withdrawn for year 0
              Charge                                                                    6% of premium withdrawn for year 1
                                                                                        5% of premium withdrawn for year 2
                                                                                        0% of premium withdrawn for year 3 or more

             Transfer fee                       Per incident - redemption of units      $25  for  each transfer  after the twelfth
                                                                                        transfer in a contract year

             Redemption Fee                     Per incident - redemption of units      Imposed by respective Fund Manager



                                                Investor Choice Investor Series

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  -------------------------------------------
  Asset Based  Charges
    Investor Choice IRA Series - B Class        Daily - reduction of unit values        1/365 of 1.25% per day; or 1.15%, 1.20%, or
                                                                                        1.40% depending on the sub account
    Investor Choice IRA Series - C Class        Daily - reduction of unit values        1/365 of 1.60% per day; or 1.50%, 1.55%, or
                                                                                        1.75% depending on the sub account
    Investor Choice IRA Series - L Class        Daily - reduction of unit values        1/365 of 1.45% per day; or 1.35%, 1.40%, or
                                                                                        1.60% depending on the sub account
    Investor Choice IRA Series - XC Class       Daily - reduction of unit values        1/365 of 1.65% per day; or 1.55%, 1.60%, or
                                                                                        1.80% depending on the sub account

  Contract Charges:
             Contract Maintenance Charge        Annually - redemption of units          $50  at  the  end of each contract year and
                                                                                        upon full  withdrawal only if he greater of
                                                                                        contract value, or premium less withdrawals
                                                                                        is less than $50,000. Charge applies to all
                                                                                        product classes.

             Guaranteed  Minimum Income         Quarterly - redemption of units         0.50%  of the contract value at  the end of
             Benefit  ("GMIB")                                                          each  calendar quarter  based  on  the GMIB
                                                                                        benefit base as of the last business day of
                                                                                        each  month within the  calendar quarter. A
                                                                                        pro   rata  amount of   this    fee    upon
                                                                                        termination of the rider. Charge applies to
                                                                                        all product classes.

             Guaranteed  Minimum Withdrawal     Quarterly - redemption of units         0.75%  of the contract value at  the end of
             Benefit  ("GMWB")                                                          each  calendar quarter  based  on  the GMWB
                                                                                        benefit base as of the last business day of
                                                                                        each  month within the  calendar quarter. A
                                                                                        pro    rata    amount    of  this  fee upon
                                                                                        termination of the rider. Charge applies to
                                                                                        all product classes.

             Guaranteed  Minimum Death          Quarterly - redemption of units         0.15%  of the GMDB base, calculated on each
             Benefit  ("GMDB") Options                                                  monthaversary. Charges  are  deducted  each
                - Return of Premium                                                     calendar quarter. Pro rate amounts are also
                                                                                        deducted  upon termination  of  the  rider.
                                                                                        Charge applies to all product classes.

                - Maximum Anniversary Value     Quarterly - redemption of units         0.25%  of the GMDB base, calculated on each
                  (MAV)                                                                 monthaversary. Charges  are  deducted  each
                                                                                        calendar quarter. Pro rate amounts are also
                                                                                        deducted  upon  termination of  the  rider.
                                                                                        Charge applies to all product classes.

                 - Roll-UP                      Quarterly - redemption of units         0.50%  of the GMDB base, calculated on each
                 (currently not available)                                              monthaversary.  Charges are  deducted  each
                                                                                        calendar quarter. Pro rate amounts are also
                                                                                        deducted  upon  termination of  the  rider.
                                                                                        Charge applies to all product classes.

                 - Great of Maximum Anniversary Quarterly - redemption of units         0.55%  of the GMDB base, calculated on each
                 Value and Roll-Up                                                      monthaversary.  Charges are  deducted  each
                                                                                        calendar quarter. Pro rate amounts are also
                                                                                        deducted  upon  termination of  the  rider.
                                                                                        Charge applies to all product classes.



                                                Investor Choice Investor Series (Continued)

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  -------------------------------------------
  Contract Charges (Continued):
             Additional Death Benefit ("ADB")   Quarterly - redemption of units         0.25%  of the ADB base, calculated on each
                                                                                        monthaversary.  Charges are deducted  each
                                                                                        calendar quarter.Pro rate amounts are also
                                                                                        deducted  upon  termination of the  rider.
                                                                                        Charge applies to all product classes.


              Contingent  Deferred Sales        Per incident - redemption of units                           Class
              Charge                            based on percentage of premium                      B       L       C        XC
                                                withdrawn.                              0 years     7%      6%      2%       8%
                                                                                        1 year      6%      5%      0%       8%
                                                                                        2 years     5%      4%      0%       7%
                                                                                        3 years     4%      3%      0%       7%
                                                                                        4 years     3%      0%      0%       6%
                                                                                        5 years     2%      0%      0%       6%
                                                                                        6 years     1%      0%      0%       5%
                                                                                        7 years     0%      0%      0%       4%
                                                                                        8 years     0%      0%      0%       3%
                                                                                        9 years     0%      0%      0%       0%

             Transfer fee                       Per incident - redemption of units      $25  for  each  transfer after the  twelfth
                                                                                        transfer in a contract year. Charge applies
                                                                                        to all product classes.

             Redemption fee                     Per incident - redemption of units      Imposed by respective Fund Manager.
                                                                                        Charge applies to all product classes.


7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2006 and 2005 were as follows:



                                       BlackRock           BlackRock           BlackRock          BlackRock          BlackRock
                                        Equity              Global           International        Short-Term       Mid Cap Value
                                       Dividend            SmallCap              Index               Bond          Opportunities
                                       Portfolio           Portfolio          Portfolio           Portfolio          Portfolio

(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                     0                   0                   0                  0                  0
Activity during 2005:
     Issued                                       38                 191                  82                596                 31
     Redeemed                                      0                 (96)                  0                (71)                 0
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                  38                  95                  82                525                 31
Activity during 2006:
     Issued                                       62                 129                  89              1,652                 38
     Redeemed                                     (8)                (12)                (58)            (1,995)                (7)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                  92                 212                 113                182                 62
                                  ==================  ==================  ==================  ================== ==================



                                       BlackRock           BlackRock           BlackRock                             BlackRock
                                       Small Cap           Balanced              Basic            BlackRock            Money
                                         Index           Capital V.I.         Value V.I.          Bond V.I.          Market V.I.
                                      Portfolio              Fund                Fund               Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                     0               3,676              31,176             30,585             20,964
Activity during 2005:
     Issued                                       50                   0                 286              4,093             12,260
     Redeemed                                      0                (576)             (8,419)            (9,356)           (15,668)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                  50               3,100              23,043             25,322             17,556
Activity during 2006:
     Issued                                       29                   0                 149              1,362             17,062
     Redeemed                                    (10)               (567)             (5,406)            (6,995)           (16,328)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                  69               2,533              17,786             19,689             18,290
                                  ==================  ==================  ==================  ================== ==================




                                       BlackRock           BlackRock           BlackRock          BlackRock          BlackRock
                                      Fundamental           Global              Global            Government           High
                                      Growth V.I.       Allocation V.I.       Growth V.I.        Income V.I.        Income V.I.
                                         Fund                Fund                Fund               Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                21,783              24,111               8,182             18,070             12,702
Activity during 2005:
     Issued                                    1,213               3,194                 174              1,588                 97
     Redeemed                                 (4,845)             (2,366)             (4,462)            (3,177)            (2,921)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005              18,151              24,939               3,894             16,481              9,878
Activity during 2006:
     Issued                                      584               1,439                 570              5,883                 84
     Redeemed                                 (7,578)             (2,805)               (649)            (3,305)            (1,922)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006              11,157              23,573               3,815             19,059              8,040
                                  ==================  ==================  ==================  ================== ==================



                                       BlackRock           BlackRock           BlackRock          BlackRock          BlackRock
                                       S&P Index         International         Large Cap          Large Cap          Large Cap
                                        500 V.I.          Value V.I.           Core V.I.         Growth V.I.         Value V.I.
                                         Fund                Fund                Fund               Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                20,400              20,949              16,373             15,569              8,560
Activity during 2005:
     Issued                                    7,590                 949                 348              2,153              2,873
     Redeemed                                (11,285)             (3,995)             (1,930)            (1,610)            (1,690)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005              16,705              17,903              14,791             16,112              9,743
Activity during 2006:
     Issued                                    1,750                 676                 916              2,317              2,825
     Redeemed                                 (4,454)             (2,731)             (2,272)            (2,226)            (3,338)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006              14,001              15,848              13,435             16,203              9,230
                                  ==================  ==================  ==================  ================== ==================



                                       BlackRock           BlackRock           AIM V.I.            AIM V.I.           AIM V.I.
                                      Utilities &            Value               Basic             Capital         International
                                  Telecommunications  Opportunities V.I.        Value            Appreciation          Growth
                                      V.I. Fund              Fund                Fund                Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                 1,749              12,421                   0              7,941              2,548
Activity during 2005:
     Issued                                        0                 211                  44                131              1,535
     Redeemed                                   (289)             (3,442)                 (2)            (1,626)              (652)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005               1,460               9,190                  42              6,446              3,431
Activity during 2006:
     Issued                                        2                 214                  29                  9                174
     Redeemed                                   (224)             (1,877)                (21)            (1,270)            (1,753)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006               1,238               7,527                  50              5,185              1,852
                                  ==================  ==================  ==================  ================== ==================



                                       AIM V.I.            AIM V.I.            AIM V.I.       AllianceBernstein  AllianceBernstein
                                     Mid Cap Core            Core               Premier          VPS Global        VPS Growth and
                                        Equity              Equity              Equity            Technology          Income
                                         Fund                Fund                Fund             Portfolio          Portfolio
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                     0                   0              13,007                793              3,256
Activity during 2005:
     Issued                                       90                   0                  27                147              2,367
     Redeemed                                     (5)                  0              (3,121)              (374)              (937)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                  85                   0               9,913                566              4,686
Activity during 2006:
     Issued                                       79              12,857               1,293                102                821
     Redeemed                                     (7)             (2,379)            (11,206)              (167)            (3,592)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                 157              10,478                   0                501              1,915
                                  ==================  ==================  ==================  ================== ==================

                                  AllianceBernstein   AllianceBernstein
                                    VPS Large Cap     VPS Small/Mid Cap   AllianceBernstein   American Century   American Century
                                       Growth              Value              VPS Value       VP International       VP Ultra
                                     Portfolioin         Portfolio            Portfolio            Fund                Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                19,544                   0                   0              6,558                197
Activity during 2005:
     Issued                                    2,309               1,880                  26                320              2,720
     Redeemed                                 (4,464)               (934)                  0             (1,274)            (1,139)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005              17,389                 946                  26              5,604              1,778
Activity during 2006:
     Issued                                      349               1,586                  24                468                405
     Redeemed                                 (4,218)               (722)                 (3)              (969)            (1,007)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006              13,520               1,810                  47              5,103              1,176
                                  ==================  ==================  ==================  ================== ==================



                                    American Funds
                                         Asset          American Funds      American Funds      American Funds     American Funds
                                      Allocation             Bond               Growth          Growth-Income      International
                                         Fund                Fund                Fund                Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                     0                   0                   0                  0                  0
Activity during 2005:

     Issued                                      518               2,349               4,999                745              1,271
     Redeemed                                     (8)             (1,236)             (2,372)               (27)               (84)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                 510               1,113               2,627                718              1,187
Activity during 2006:
     Issued                                      296               3,058               3,987                714              2,435
     Redeemed                                    (42)                (76)               (595)               (50)              (291)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                 764               4,095               6,019              1,382              3,331
                                  ==================  ==================  ==================  ================== ==================



                                                                                                 Eaton Vance         Federated
                                    Cohen & Steers           Davis            Dreyfus VIF        VT Floating-         Capital
                                      VIF Realty             Value           Appreciation        Rate Income        Appreciation
                                      Fund, Inc.           Portfolio           Portfolio             Fund             Fund II
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                     0              23,710                   0                  0                 96
Activity during 2005:
     Issued                                      565               3,935               4,138              1,356                 93
     Redeemed                                    (17)             (8,920)             (2,717)              (587)               (34)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                 548              18,725               1,421                769                155
Activity during 2006:
     Issued                                      553               7,549               2,280              1,887                 48
     Redeemed                                   (123)             (5,456)             (1,805)              (554)               (66)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                 978              20,818               1,896              2,102                137
                                  ==================  ==================  ==================  ================== ==================



                                                              MFS                                Oppenheimer        Oppenheimer
                                       Federated           Emerging              OpCap             Capital             Main
                                       Kaufmann             Growth            Renaissance        Appreciation          Street
                                        Fund II             Series             Portfolio           Fund/VA            Fund/VA
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                   629              11,686                 706                  0                  0
Activity during 2005:
     Issued                                    1,587                 883                 185                 80                 42
     Redeemed                                 (1,052)             (3,184)               (279)                (7)                (5)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005               1,164               9,385                 612                 73                 37
Activity during 2006:
     Issued                                      496                 611                  17                 47                 14
     Redeemed                                   (321)             (2,944)               (231)                (8)                (3)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006               1,339               7,052                 398                112                 48
                                  ==================  ==================  ==================  ================== ==================


                                                             PIMCO
                                      Oppenheimer          Commodity             PIMCO              PIMCO             Pioneer
                                     Main  Street         RealReturn             Real               Total            Emerging
                                       Small Cap           Strategy             Return              Return          Markets VCT
                                        Fund/VA            Portfolio           Portfolio          Portfolio          Portfolio
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                     0                   0                   0             29,466                  0
Activity during 2005:
     Issued                                      283               2,006                 239             11,954                  0
     Redeemed                                    (35)             (1,236)                (12)            (9,149)                 0
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                 248                 770                 227             32,271                  0
Activity during 2006:
     Issued                                      750                 898                 184              7,227                  0
     Redeemed                                   (906)               (140)                (42)            (9,209)                88
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                  92               1,528                 369             30,289                 88
                                  ==================  ==================  ==================  ================== ==================



                                        Pioneer             Pioneer             Pioneer        Roszel / Allianz   Roszel / Allianz
                                         Fund             High Yield           Small Cap         CCM Capital       NFJ Small Cap
                                          VCT                 VCT              Value VCT         Appreciation          Value
                                       Portfolio           Portfolio           Portfolio          Portfolio          Portfolio
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                     0                   0                   0             11,715              5,826
Activity during 2005:
     Issued                                    2,108                 309                  31                807              1,917
     Redeemed                                 (1,223)               (112)                  0             (2,221)            (1,225)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                 885                 197                  31             10,301              6,518
Activity during 2006:
     Issued                                    3,111                  96                  23              1,353                588
     Redeemed                                   (705)               (138)                 (3)            (1,917)            (1,733)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006               3,291                 155                  51              9,737              5,373
                                  ==================  ==================  ==================  ================== ==================



                                                      Roszel / JP Morgan  Roszel / JP Morgan      Roszel /           Roszel /
                                   Roszel / Delaware       Multi-Cap           Small Cap         Lord Abbett        Lord Abbett
                                         Trend          Market Neutral          Growth            Affiliated       Bond Debenture
                                       Portfolio          Portfolio            Portfolio          Portfolio          Portfolio
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                 5,117                   0               5,507              2,518              1,054
Activity during 2005:
     Issued                                      105                   0               1,303                525                366
     Redeemed                                 (2,716)                  0                (848)              (392)              (519)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005               2,506                   0               5,962              2,651                901
Activity during 2006:
     Issued                                      138               1,466                 270              1,427                235
     Redeemed                                   (658)                (25)             (1,245)              (516)              (172)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006               1,986               1,441               4,987              3,562                964
                                  ==================  ==================  ==================  ================== ==================




                                       Roszel /        Roszel / Marsico    Roszel / Seligman       Seligman          Templeton
                                      Lord Abbett          Large Cap            Mid Cap          Smaller-Cap          Foreign
                                     Mid Cap Value          Growth              Growth              Value            Securities
                                       Portfolio          Portfolio            Portfolio          Portfolio             Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                10,793                   0               3,618              1,496                  0
Activity during 2005:
     Issued                                    1,554                   0                 992                247                296
     Redeemed                                 (1,776)                  0                (562)              (607)               (16)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005              10,571                   0               4,048              1,136                280
Activity during 2006:
     Issued                                      879                  78                 170                 34                238
     Redeemed                                 (2,302)                 (1)             (1,026)              (335)               (47)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006               9,148                  77               3,192                835                471
                                  ==================  ==================  ==================  ================== ==================




                                       Templeton                              Van Kampen
                                        Growth            Van Kampen           Strategic          Wanger U.S.
                                      Securities           Comstock             Growth             Smaller
                                         Fund              Portfolio           Portfolio          Companies
(In thousands)                    ------------------  ------------------  ------------------  ------------------

Outstanding at January 1, 2005                     0               1,869               3,080                  0
Activity during 2005:
     Issued                                      571               8,810                  93                495
     Redeemed                                     (6)             (3,591)             (1,017)               (13)
                                  ------------------  ------------------  ------------------  ------------------

Outstanding at December 31, 2005                 565               7,088               2,156                482
Activity during 2006:
     Issued                                      336               4,441                  97              1,324
     Redeemed                                   (588)             (5,282)               (605)               (60)
                                  ------------------  ------------------  ------------------  ------------------

Outstanding at December 31, 2006                 313               6,247               1,648              1,746
                                  ==================  ==================  ==================  ==================

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                           BALANCE SHEETS (UNAUDITED)

                                                                           SEPTEMBER 30,   DECEMBER 31,
(dollars in thousands)                                                          2006           2005
                                                                           -------------   ------------
ASSETS

INVESTMENTS
   Fixed maturity available-for-sale securities, at estimated fair value
      (amortized cost: 2006 - $1,723,173; 2005 - $1,900,606)                $ 1,705,263     $ 1,884,039
   Equity available-for-sale securities, at estimated fair value
      (cost: 2006 - $66,172;  2005 - $61,696)                                    67,492          64,278
   Trading account securities, at estimated fair value                               --          27,436
   Limited partnerships, at cost                                                 12,034          12,195
   Policy loans on insurance contracts, at outstanding loan balances            968,757         992,143
                                                                            -----------     -----------
                                                                              2,753,546       2,980,091
                                                                            -----------     -----------
CASH AND CASH EQUIVALENTS                                                        80,977          56,319
ACCRUED INVESTMENT INCOME                                                        52,027          52,466
DEFERRED POLICY ACQUISITION COSTS                                               272,834         296,189
DEFERRED SALES INDUCEMENTS                                                       15,800           8,298
FEDERAL INCOME TAXES - DEFERRED                                                   1,748           1,937
REINSURANCE RECEIVABLES                                                          10,965           9,231
AFFILIATED RECEIVABLES - NET                                                         --           5,519
OTHER ASSETS                                                                     36,617          33,592
SEPARATE ACCOUNTS ASSETS                                                     10,941,435      10,917,234
                                                                            -----------     -----------
TOTAL ASSETS                                                                $14,165,949     $14,360,876
                                                                            ===========     ===========


See Notes to Financial Statements.                                   (Continued)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                           BALANCE SHEETS (UNAUDITED)

                                                                           SEPTEMBER 30,   DECEMBER 31,
(dollars in thousands, except common stock par value and shares)                2006           2005
                                                                           -------------   ------------
LIABILITIES
   POLICYHOLDER LIABILITIES AND ACCRUALS
      Policyholder account balances                                         $ 2,074,166     $ 2,163,838
      Future policy benefits                                                    418,663         420,542
      Claims and claims settlement expenses                                      33,247          31,147
                                                                            -----------     -----------
                                                                              2,526,076       2,615,527
                                                                            -----------     -----------

OTHER POLICYHOLDER FUNDS                                                          5,038           1,948

LIABILITY FOR GUARANTY FUND ASSESSMENTS                                           6,536           6,791

FEDERAL INCOME TAXES - CURRENT                                                   14,588          17,572

AFFILIATED PAYABLES - NET                                                         5,613              --

UNEARNED POLICY CHARGE REVENUE                                                   37,375          45,604

OTHER LIABILITIES                                                                    --           3,367

SEPARATE ACCOUNTS LIABILITIES                                                10,941,435      10,917,234
                                                                            -----------     -----------
TOTAL LIABILITIES                                                            13,536,661      13,608,043
                                                                            -----------     -----------
STOCKHOLDER'S EQUITY
   Common stock ($10 par value; authorized: 1,000,000 shares; issued and
      outstanding: 250,000 shares)                                                2,500           2,500
   Additional paid-in capital                                                   397,324         397,324
   Accumulated other comprehensive loss, net of taxes                           (12,393)        (11,699)
   Retained earnings                                                            241,857         364,708
                                                                            -----------     -----------
TOTAL STOCKHOLDER'S EQUITY                                                      629,288         752,833
                                                                            -----------     -----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                  $14,165,949     $14,360,876
                                                                            ===========     ===========


See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF EARNINGS (UNAUDITED)

                                                                     THREE MONTHS ENDED
(dollars in thousands)                                                 SEPTEMBER 30,
                                                                    -------------------
                                                                      2006       2005
                                                                    --------   --------
NET REVENUES
   Policy charge revenue                                            $ 70,594   $ 78,243
   Net investment income                                              35,635     36,923
   Net realized investment gains                                         758      4,683
                                                                    --------   --------
TOTAL NET REVENUES                                                   106,987    119,849
                                                                    --------   --------
BENEFITS AND EXPENSES
   Interest credited to policyholder liabilities                      25,100     26,883
   Policy benefits (net of reinsurance recoveries: 2006 - $2,783;
      2005 - $  2,946)                                                10,688     13,940
   Reinsurance premium ceded                                           6,756      6,594
   Amortization of deferred policy acquisition costs                  20,071     26,653
   Insurance expenses and taxes                                       14,344     14,631
                                                                    --------   --------
TOTAL BENEFITS AND EXPENSES                                           76,959     88,701
                                                                    --------   --------
EARNINGS BEFORE FEDERAL INCOME TAXES                                  30,028     31,148
                                                                    --------   --------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                                            11,588     13,146
   Deferred                                                           (2,455)    (4,094)
                                                                    --------   --------
TOTAL FEDERAL INCOME TAX EXPENSE                                       9,133      9,052
                                                                    --------   --------
NET EARNINGS                                                        $ 20,895   $ 22,096
                                                                    ========   ========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF EARNINGS (UNAUDITED)

                                                        NINE MONTHS ENDED
                                                           SEPTEMBER 30,
                                                       -------------------
(dollars in thousands)                                   2006       2005
                                                       --------   --------
NET REVENUES
   Policy charge revenue                               $197,117   $193,272
   Net investment income                                107,121    110,613
   Net realized investment gains                          1,765      4,130
                                                       --------   --------
TOTAL NET REVENUES                                      306,003    308,015
                                                       --------   --------
BENEFITS AND EXPENSES
   Interest credited to policyholder liabilities         76,277     80,463
   Policy benefits (net of reinsurance recoveries:
      2006 - $11,657; 2005 - $13,581)                    36,816     38,624
   Reinsurance premium ceded                             20,324     20,343
   Amortization of deferred policy acquisition costs     45,630     45,980
   Insurance expenses and taxes                          42,247     44,907
                                                       --------   --------
TOTAL BENEFITS AND EXPENSES                             221,294    230,317
                                                       --------   --------
EARNINGS BEFORE FEDERAL INCOME TAXES                     84,709     77,698
                                                       --------   --------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                               26,998     17,510
   Deferred                                                 562      1,831
                                                       --------   --------
TOTAL FEDERAL INCOME TAX EXPENSE                         27,560     19,341
                                                       --------   --------
NET EARNINGS                                           $ 57,149   $ 58,357
                                                       ========   ========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                 STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED)

                                                       THREE MONTHS ENDED
                                                          SEPTEMBER 30,
                                                       ------------------
(dollars in thousands)                                   2006      2005
                                                       -------   --------
NET EARNINGS                                           $20,895   $ 22,096
                                                       -------   --------
OTHER COMPREHENSIVE INCOME (LOSS)
   Net unrealized gains (losses) on
      available-for-sale securities:
      Net unrealized holding gains (losses) arising
         during the period                              29,501    (23,308)
      Reclassification adjustment for gains included
         in net earnings                                  (759)    (4,079)
                                                       -------   --------
                                                        28,742    (27,387)
                                                       -------   --------
   Adjustments for policyholder liabilities             (4,674)     5,214
   Adjustments for deferred federal income taxes        (8,424)     7,761
                                                       -------   --------
Total other comprehensive income (loss), net of
   taxes                                                15,644    (14,412)
                                                       -------   --------
COMPREHENSIVE INCOME                                   $36,539   $  7,684
                                                       =======   ========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                 STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED)

                                                        NINE MONTHS ENDED
                                                          SEPTEMBER 30,
                                                       ------------------
(dollars in thousands)                                   2006      2005
                                                       -------   --------
NET EARNINGS                                           $57,149   $ 58,357
                                                       -------   --------
OTHER COMPREHENSIVE INCOME (LOSS)
   Net unrealized losses on
      available-for-sale securities:
      Net unrealized holding losses arising during
         the period                                     (1,552)   (36,869)
      Reclassification adjustment for gains included
         in net earnings                                (1,053)    (4,501)
                                                       -------   --------
                                                        (2,605)   (41,370)
                                                       -------   --------
   Adjustments for policyholder liabilities              1,538      8,041
   Adjustments for deferred federal income taxes           373     11,665
                                                       -------   --------
Total other comprehensive loss, net of taxes              (694)   (21,664)
                                                       -------   --------
COMPREHENSIVE INCOME                                   $56,455   $ 36,693
                                                       =======   ========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                 STATEMENTS OF STOCKHOLDER'S EQUITY (UNAUDITED)

                                                               ACCUMULATED
                                                  ADDITONAL       OTHER                      TOTAL
                                         COMMON    PAID-IN    COMPREHENSIVE    RETAINED   STOCKHOLDER'S
(dollars in thousands)                    STOCK    CAPITAL    INCOME (LOSS)    EARNINGS       EQUITY
                                         ------   ---------   -------------   ---------   -------------
BALANCE, JANUARY 1, 2005                 $2,500    $397,324     $ 14,298      $ 297,344     $ 711,466
Net earnings                                                                     67,364        67,364
Other comprehensive loss, net of taxes                           (25,997)                     (25,997)
                                         ------    --------     --------      ---------     ---------
BALANCE, DECEMBER 31, 2005                2,500     397,324      (11,699)       364,708       752,833
Net earnings                                                                     57,149        57,149
Cash dividend paid to parent                                                   (180,000)     (180,000)
Other comprehensive loss, net of taxes                              (694)                        (694)
                                         ------    --------     --------      ---------     ---------
BALANCE, SEPTEMBER 30, 2006              $2,500    $397,324     $(12,393)     $ 241,857     $ 629,288
                                         ======    ========     ========      =========     =========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                      STATEMENTS OF CASH FLOWS (UNAUDITED)

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
                                                       ---------------------
(dollars in thousands)                                    2006        2005
                                                       ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings                                           $  57,149   $  58,357
Noncash items included in earnings:
   Amortization of deferred policy acquisition costs      45,630      45,980
   Capitalization of policy acquisition costs            (22,275)    (22,429)
   Amortization of deferred sales inducements              1,350          84
   Capitalization of sales inducements                    (8,852)     (6,378)
   Amortization of investments                             5,983       7,277
   Interest credited to policyholder liabilities          76,277      80,463
   Change in variable contract reserves                    6,361       3,232
   Provision for deferred federal income tax                 562       1,831
(Increase) decrease in operating assets:
   Trading account securities                             28,148         113
   Accrued investment income                                 439       2,777
   Reinsurance receivables                                (1,734)     (6,206)
   Affiliated receivables - net                            5,519         411
   Other                                                  (3,209)      2,685
Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                   2,100       2,715
   Other policyholder funds                                3,090         590
   Liability for guaranty fund assessments                  (255)       (181)
   Federal income taxes - current                         (2,984)     (7,469)
   Amortization of unearned policy charge revenue         (8,466)    (15,908)
   Capitalization of unearned policy charge revenue          237       1,398
   Affiliated payables - net                               5,613          --
   Other                                                  (2,405)      2,564
Other operating activities:
   Net realized investment gains                          (1,765)     (4,130)
                                                       ---------   ---------
Net cash and cash equivalents provided by
   operating activities                                  186,513     147,776
                                                       ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from (payments for):
   Sales of available-for-sale securities                245,259     331,034
   Maturities of available-for-sale securities            97,801     159,491
   Purchases of available-for-sale securities           (175,811)   (441,347)
   Sales of limited partnerships                             411       2,547
   Purchases of limited partnerships                        (250)     (2,100)
   Policy loans on insurance contracts - net              23,386      39,500
                                                       ---------   ---------
Net cash and cash equivalents provided by investing
   activities                                          $ 190,796   $  89,125
                                                       ---------   ---------

See Notes to Financial Statements.                                   (Continued)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                      STATEMENTS OF CASH FLOWS (UNAUDITED)

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
                                                       ---------------------
(dollars in thousands)                                    2006        2005
                                                       ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (payments for):
   Cash dividend paid to parent                        $(180,000)  $      --
   Policyholder deposits (excludes internal policy
      replacement deposits)                              486,607     469,396
   Policyholder withdrawals (including transfers
      from separate accounts)                           (659,258)   (697,299)
                                                       ---------   ---------
Net cash and cash equivalents used in financing
   activities                                           (352,651)   (227,903)
                                                       ---------   ---------
Net increase in cash and cash equivalents                 24,658       8,998
Cash and cash equivalents, beginning of period            56,319      64,203
                                                       ---------   ---------
Cash and cash equivalents, end of period               $  80,977   $  73,201
                                                       =========   =========
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid to affiliates for:
   Federal income taxes                                $  29,982   $  24,979
   Interest                                                  425         269

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                             (DOLLARS IN THOUSANDS)

NOTE 1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities, and immediate annuities. The Company is domiciled in the State of Arkansas.

For a complete discussion of the Company's 2005 Financial Statements and accounting policies, refer to the Company's Annual Report on Form 10-K for the year ended December 31, 2005.

The interim Financial Statements for the three and nine month periods are unaudited; however, in the opinion of management, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of the Financial Statements have been included. These unaudited Financial Statements should be read in conjunction with the audited Financial Statements included in the 2005 Annual Report on Form 10-K. The December 31, 2005 unaudited Balance Sheet was derived from the audited 2005 Financial Statements. The nature of the Company's business is such that the results of any interim period are not necessarily indicative of results for a full year. In presenting the Financial Statements, management makes estimates that affect the reported amounts and disclosures in the Financial Statements. Estimates, by their nature, are based on judgment and available information. Therefore, actual results could differ from those estimates and could have a material impact on the Financial Statements, and it is possible that such changes could occur in the near term.

Certain reclassifications and format changes have been made to prior period Financial Statements, where appropriate, to conform to the current period presentation.

New Accounting Pronouncements

In September of 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for Financial Statements issued for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company is currently evaluating whether or not it will early adopt SFAS No. 157 as of the first quarter of fiscal 2007 as permitted. The adoption is not expected to have a material impact on the Company's Financial Statements.

In June 2006, FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a Company's Financial Statements and prescribes a recognition threshold and measurement attribute for the Financial Statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company will adopt FIN 48 in the first quarter of 2007. The adoption of FIN 48 is not expected to have a material impact on the Company's Financial Statements.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the Financial Statement impact related to the adoption of SOP 05-1. The adoption of SOP 05-1 is not expected to have a material impact on the Company's Financial Statements.

NOTE 2. INVESTMENTS

The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are carried at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of taxes. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). During the first quarter 2006 the Company liquidated its trading portfolio.

If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. There were no realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value for the three and nine months ended September 30, 2006 and 2005.

The Company has recorded certain adjustments to policyholder account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts policyholder account balances as if the unrealized holdings gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive loss, net of taxes were as follows:

                                                        SEPTEMBER   DECEMBER
                                                           2006       2005
                                                        ---------   --------
Assets:
   Fixed maturity securities                            $(17,910)   $(16,567)
   Equity securities                                       1,320       2,582
   Federal income taxes - deferred                         6,672       6,299
                                                        --------    --------
                                                          (9,918)     (7,686)
                                                        --------    --------
Liabilities:
   Policyholder account balances                           2,475       4,013
                                                        --------    --------
Stockholder's Equity:
   Accumulated other comprehensive loss, net of taxes   $(12,393)   $(11,699)
                                                        ========    ========

Net realized investment gains (losses) were as follows:

                                               THREE          NINE MONTHS
                                            MONTHS ENDED         ENDED
                                           SEPTEMBER 30,     SEPTEMBER 30,
                                           -------------   -----------------
                                           2006    2005      2006      2005
                                           ----   ------   -------   -------
Available-for-sale securities              $759   $4,026   $ 1,053   $ 4,440
Trading account securities:

   Net realized investment gains             --      285     1,902       982
   Net unrealized holding gains (losses)     --      372    (1,190)   (1,292)
                                           ----   ------   -------   -------
Total net realized investment gains        $759   $4,683   $ 1,765   $ 4,130
                                           ====   ======   =======   =======

NOTE 3. DEFERRED POLICY ACQUISITION COSTS AND UNEARNED POLICY CHARGE REVENUE

The impact of revisions to estimates on cumulative amortization of deferred policy acquisition costs ("DAC") and unearned policy charge revenue ("UPCR") is recorded as a charge or benefit to current operations ("unlocking").

The components of amortization of DAC for the three and nine month periods ended September 30 were as follows:


                                                                    THREE MONTHS        NINE MONTHS
                                                                       ENDED               ENDED
                                                                     SEPTEMBER 30,     SEPTEMBER 30,
                                                                 -----------------   -----------------
                                                                   2006      2005      2006      2005
                                                                 -------   -------   -------   -------
Normal amortization related to variable life and annuity
   insurance products                                            $16,181   $12,183   $44,575   $31,510
Unlocking related to variable universal life insurance product     3,890    14,470     1,055    14,470
                                                                 -------   -------   -------   -------
Total amortization of DAC                                        $20,071   $26,653   $45,630   $45,980
                                                                 =======   =======   =======   =======

During the third quarter 2006, the Company revised mortality assumptions for the current year on its variable universal life insurance product resulting in an unlocking charge of $3,890. The increase in normal DAC amortization for the three and nine month periods ended September 30, 2006 is attributable to lower mortality as well as an increase in policy charge revenue as compared to the same periods in 2005.

The components of amortization (accretion) of UPCR for the three and nine month periods ended September 30 were as follows:

                                                                   THREE MONTHS        NINE MONTHS
                                                                      ENDED               ENDED
                                                                  SEPTEMBER 30,       SEPTEMBER 30,
                                                                 ----------------   -----------------
                                                                  2006      2005      2006      2005
                                                                 ------   -------   -------   -------
Normal amortization (accretion) related to variable universal
   life insurance product                                        $3,919   $   677    $6,934   $(1,181)
Unlocking related to variable universal life insurance product    4,523    17,089     1,532    17,089
                                                                 ------   -------    ------   -------
Total amortization of UPCR                                       $8,442   $17,766    $8,466   $15,908
                                                                 ======   =======    ======   =======

During the third quarter 2006, the Company revised mortality assumptions for the current year on its variable universal life insurance product resulting in an unlocking benefit of $4,523. The increase in normal UPCR amortization (accretion) for the three and nine month periods ended September 30, 2006 is attributable to lower mortality as compared to the same periods in 2005.

NOTE 4. STOCKHOLDER'S EQUITY AND STATUTORY ACCOUNTING PRACTICES

The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Arkansas. The State of Arkansas has adopted the National Association of Insurance Commissioners' statutory accounting practices as the basis of its statutory accounting practices.

Statutory capital and surplus at September 30, 2006 and December 31, 2005 were $292,288 and $400,951, respectively. For the nine month periods ended September 30, 2006 and 2005, statutory net income was $70,411 and $64,489, respectively.

During the first half of 2006, the Company paid cash dividends of $180,000 to MLIG, of which $39,800 were ordinary dividends and $140,200 were extraordinary.

NOTE 5. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Annuities and Life Insurance. The Company's Annuity segment consists of variable annuities and interest sensitive annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. During 2003, the Company ceased manufacturing or issuing life insurance products. The accounting policies of the business segments are the same as those for the Company's financial statements included herein. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and net earnings on invested assets that do not support annuity or life insurance contract owner liabilities.

The following table summarizes each business segment's contribution to consolidated net revenues and net earnings.

                       THREE MONTHS         NINE MONTHS
                          ENDED                ENDED
                      SEPTEMBER 30,        SEPTEMBER 30,
                    -----------------   -------------------
                      2006      2005      2006       2005
                    -------   -------   --------   --------
Net Revenues (1):
   Annuities        $46,853   $47,091   $139,039   $132,792
   Life Insurance    33,292    43,498     82,701     90,098
   Other              1,742     2,377      7,986      4,662
                    -------   -------   --------   --------
Net Revenues        $81,887   $92,966   $229,726   $227,552
                    =======   =======   ========   ========

Net Earnings:
   Annuities        $10,719   $12,529   $ 30,136   $ 34,001
   Life Insurance     9,044     8,022     21,822     21,326
   Other              1,132     1,545      5,191      3,030
                    -------   -------   --------   --------
Net Earnings        $20,895   $22,096   $ 57,149   $ 58,357
                    =======   =======   ========   ========

(1) Net revenues include total net revenues net of interest credited to policyholder liabilities.

     This registration statement incorporates by reference the prospectus and statement of additional information dated May 1, 2006 for the Contracts, as filed in Post- Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-118362) filed on April 21, 2006.

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
      (1)       Financial Statements of Merrill Lynch Life Variable Annuity
                 Separate Account A as of December 31, 2006 (unaudited), and December 31, 2005; for the twelve-month period ended
                 December 31, 2006 (unaudited); and for the two years ended
                 December 31, 2005; and the Notes relating thereto appear in the Statement of Additional Information, as supplemented.

      (2)       Financial Statements of Merrill Lynch Life Insurance Company
                 as of September 30, 2006 (unaudited), and December 31, 2005 and 2004; for the three- and nine-month periods ended
                 September 30, 2006, and September 30, 2005 (unaudited); and
                 for the three years ended December 31, 2005; and the Notes relating thereto appear in the Statement of Additional
                 Information, as supplemented.
(b)  Exhibits
      (1)       Resolution of the Board of Directors of Merrill Lynch Life
                 Insurance Company establishing the Merrill Lynch Life
                 Variable Annuity Separate Account A. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 10
                 to Form N-4, Registration No. 33-43773 Filed December 10,
                 1996.)
      (2)       Not Applicable.
      (3)       Underwriting Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch, Pierce, Fenner & Smith
                 Incorporated. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 10 to Form N-4, Registration
                 No. 33-43773 Filed December 10, 1996.)
      (4) (a)   Form of Contract for the Flexible Premium Individual
                 Deferred Variable Annuity (Return of Premium).
                 (Incorporated by reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-118362 Filed
                 August 19, 2004.)
          (b)   Form of Contract for the Flexible Premium Individual
                 Deferred Variable Annuity (Account Value). (Incorporated by
                 reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-118362 Filed August 19, 2004.)
          (c)   Return of Premium NAIC Model Non-Forfeiture Interest Rate
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (d)   Return of Premium Fixed Non-Forfeiture Interest Rate
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (e)   Account Value NAIC Model Non-Forfeiture Interest Rate
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (f)   Account Value Fixed Non-Forfeiture Interest Rate Schedule
                 Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (g)   Guaranteed Minimum Income Benefit Endorsement and Schedule
                 Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (h)   Return of Premium Guaranteed Minimum Death Benefit
                 Endorsement and Schedule Pages. (Incorporated by reference to Registrant's Registration Statement on Form N-4,
                 Registration No. 333-118362 Filed August 19, 2004.)
          (i)   Maximum Anniversary Value Guaranteed Minimum Death Benefit
                 Endorsement and Schedule Pages. (Incorporated by reference to Registrant's Registration Statement on Form N-4,
                 Registration No. 333-118362 Filed August 19, 2004.)
          (j)   Roll-Up Guaranteed Minimum Death Benefit Endorsement and
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)

          (k)   Greater of Maximum Anniversary Value and Roll-Up Guaranteed
                 Minimum Death Benefit Endorsement and Schedule Pages.
                 (Incorporated by reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-118362 Filed
                 August 19, 2004.)
          (l)   Additional Death Benefit Endorsement and Schedule Pages.
                 (Incorporated by reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-118362 Filed
                 August 19, 2004.)
          (m)   Bonus Endorsement and Schedule Pages. (Incorporated by
                 reference to Registrant's Pre-Effective Amendment No. 1 to
                 Form N-4, Registration No. 333-118362 Filed January 31,
                 2005.)
          (n)   Spousal Beneficiary Continuation Endorsement (Incorporated
                 by reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-118362 Filed August 19, 2004.)
          (o)   Guaranteed Minimum Withdrawal Benefit Rider and Schedule
                 Pages. (Incorporated by reference to Merrill Lynch Life
                 Variable Annuity Separate Account A's Post-Effective
                 Amendment No. 3 to the Registration Statement Under the
                 Securities Act of 1933 on Form N-4, Registration No.
                 333-118362 Filed December 2, 2005.)
          (p)   Guaranteed Minimum Income Benefit Extra Endorsement and
                 Schedule Pages. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 5 to the Registration
                 Statement Under the Securities Act of 1933 on Form N-4,
                 Registration No. 333-118362 Filed September 27, 2006.)
          (q)   Schedule Pages for Guaranteed Minimum Income Benefit
                 Endorsement. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 5 to the Registration
                 Statement Under the Securities Act of 1933 on Form N-4,
                 Registration No. 333-118362 Filed September 27, 2006.)
          (r)   Schedule Pages for Guaranteed Minimum Death Benefit
                 Endorsement (GMIB Extra Version). (Incorporated by Reference
                 to Registrant's Post-Effective Amendment No. 5 to the
                 Registration Statement Under the Securities Act of 1933 on
                 Form N-4, Registration No. 333-118362 Filed September 27,
                 2006.)
          (s)   Schedule Pages for Guaranteed Minimum Death Benefit
                 Endorsement (GMWB Version). (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 5 to the
                 Registration Statement Under the Securities Act of 1933 on
                 Form N-4, Registration No. 333-118362 Filed September 27,
                 2006.)
      (5) (a)   Form of Application for the Flexible Premium Individual
                 Deferred Variable Annuity. (Incorporated by reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-118362 Filed August 19, 2004.)
          (b)   Form of revised Application for the Flexible Premium
                 Individual Deferred Variable Annuity. (Incorporated by
                 reference to Merrill Lynch Life Variable Annuity Separate
                 Account A's Post-Effective Amendment No. 3 to the
                 Registration Statement Under the Securities Act of 1933 on
                 Form N-4, Registration No. 333-118362 Filed December 2,
                 2005.)
      (6) (a)   Articles of Amendment, Restatement and Redomestication of
                 the Articles of Incorporation of Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 10 to Form N-4,
                 Registration No. 33-43773 Filed December 10, 1996.)
          (b)   Amended and Restated By-Laws of Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 10 to Form N-4, Registration
                 No. 33-43773 Filed December 10, 1996.)
      (7)       Not Applicable.
      (8) (a)   Amended General Agency Agreement. (Incorporated by Reference
                 to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                 Registration No. 33-43773 Filed April 28, 1994.)

          (b)   Indemnity Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No.
                 10 to Form N-4, Registration No. 33-43773 Filed December
                 10, 1996.)
          (c)   Management Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch Asset Management, Inc.
                 (Incorporated by Reference to Registrant's Post-Effective
                 Amendment No. 10 to Form N-4, Registration No. 33-43773
                 Filed December 10, 1996.)
          (d)   Agreement Between Merrill Lynch Life Insurance Company and
                 Merrill Lynch Variable Series Funds, Inc. Relating to
                 Maintaining Constant Net Asset Value for the Domestic Money
                 Market Fund. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 10 to Form N-4, Registration
                 No. 33-43773 Filed December 10, 1996.)
          (e)   Agreement Between Merrill Lynch Life Insurance Company and
                 Merrill Lynch Variable Series Funds, Inc. Relating to
                 Valuation and Purchase Procedures. (Incorporated by
                 Reference to Registrant's Post Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                 1996.)
          (f)   Amended Service Agreement Between Merrill Lynch Life
                 Insurance Company and Merrill Lynch Insurance Group, Inc.
                 (Incorporated by Reference to Registrant's Post-Effective
                 Amendment No. 5 to Form N-4, Registration No. 33-43773
                 Filed April 28, 1994.)
          (g)   Reimbursement Agreement Between Merrill Lynch Asset
                 Management, L.P. and Merrill Lynch Life Agency, Inc.
                 (Incorporated by Reference to Registrant's Post-Effective
                 Amendment No. 10 to Form N-4, Registration No. 33-43773
                 Filed December 10, 1996.)
          (h)   Amendment to the Reimbursement Agreement Between Merrill
                 Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                 Inc. (Incorporated by Reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-90243 Filed November 3, 1999.)
          (i)   Agreement between Merrill Lynch Life Insurance Company and
                 Merrill Lynch Series Fund, Inc. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration
                 Statement filed by Merrill Lynch Variable Life Separate
                 Account on Form S-6 (File No. 33-55472).)
          (j)   Form of Participation Agreement Between Merrill Lynch
                 Variable Series Funds, Inc. and Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 10 to Form N-4,
                 Registration No. 33-43773 Filed December 10, 1996.)
          (k)   Amendment to the Participation Agreement Between Merrill
                 Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-90243 Filed November 3, 1999.)
          (l)   Participation Agreement By And Among AIM Variable Insurance
                 Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 11 to Form N-4,
                 Registration No. 33-43773 Filed April 23, 1997.)
          (m)   Amendment to the Participation Agreement By And Among AIM
                 Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                 Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-90243 Filed November 3, 1999.)
          (n)   Form of Participation Agreement Among Merrill Lynch Life
                 Insurance Company, Alliance Capital Management L.P., and
                 Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                 N-4, Registration No. 33-43773 Filed December 10, 1996.)

          (o)   Amendment to the Participation Agreement Among Merrill Lynch
                 Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997.
                 (Incorporated by Reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-90243 Filed
                 November 3, 1999.)
          (p)   Amendment to the Participation Agreement Among Merrill Lynch
                 Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998.
                 (Incorporated by Reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-90243 Filed
                 November 3, 1999.)
          (q)   Amendment to the Participation Agreement Among Merrill Lynch
                 Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999.
                 (Incorporated by Reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-90243 Filed
                 November 3, 1999.)
          (r)   Form of Participation Agreement Between Davis Variable
                 Account Fund, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's Pre-
                 Effective Amendment No. 2 to Form N-4, Registration No.
                 333-90243 Filed March 31, 2000.)
          (s)   Form of Participation Agreement Between PIMCO Variable
                 Insurance Trust and Merrill Lynch Life Insurance Company.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 2 to Form N-4, Registration No. 333-90243
                 Filed March 31, 2000.)
          (t)   Form of Participation Agreement Between Van Kampen Life
                 Investment Trust and Merrill Lynch Life Insurance Company.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 2 to Form N-4, Registration No. 333-90243
                 Filed March 31, 2000.)
          (u)   Form of Participation Agreement Between American Century
                 Variable Portfolios, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 19 to Form N-4, Registration
                 No. 33-43773 Filed April 30, 2001.)
          (v)   Form of Participation Agreement Between Federated Securities
                 Corp., Insurance Series, and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 7 to Form N-4, Registration
                 No. 333-90243 Filed April 23, 2004.)
          (w)   Form of Participation Agreement Between PIMCO Advisors VIT,
                 OCC Distributors LLC, and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 7 to Form N-4, Registration
                 No. 333-90243 Filed April 23, 2004.)
          (x)   Form of Participation Agreement Between American Funds
                 Insurance Series, Capital Research and Management Company, and Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 1 to
                 Form N-4 Registration No. 333-118362 Filed April 25, 2005.)
          (y)   Form of Participation Agreement Between Cohen & Steers VIF
                 Realty Fund, Inc., Cohen & Steers Securities, LLC, and
                 Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 1 to
                 Form N-4 Registration No. 333-118362 Filed April 25, 2005.)
          (z)   Form of Participation Agreement Between Dreyfus Variable
                 Investment Fund, The Dreyfus Corporation, and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 1 to Form N-4
                 Registration No. 333-118362 Filed April 25, 2005.)
          (aa)  Form of Participation Agreement Between Eaton Vance Variable
                 Trust, Eaton Vance Distributors, Inc., and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 1 to Form N-4
                 Registration No. 333-118362 Filed April 25, 2005.)

          (bb)  Form of Participation Agreement Between Franklin Templeton
                 Variable Insurance Products Trust, Franklin/Templeton
                 Distributors, Inc., Merrill Lynch Life Insurance Company,
                 and Merrill Lynch, Pierce, Fenner & Smith Incorporated.
                 (Incorporated by Reference to Registrant's Post-Effective
                 Amendment No. 1 to Form N-4 Registration No. 333-118362
                 Filed April 25, 2005.)
          (cc)  Form of Participation Agreement Between Pioneer Variable
                 Contracts Trust, Pioneer Investment Management, Inc.,
                 Pioneer Funds Distributor, Inc., and Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 1 to Form N-4
                 Registration No. 333-118362 Filed April 25, 2005.)
          (dd)  Form of Participation Agreement Between Wanger Advisors
                 Trust, Columbia Funds Distributor, Inc., and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 1 to Form N-4
                 Registration No. 333-118362 Filed April 25, 2005.)
          (ee)  Form of Participation Agreement Between Oppenheimer Variable
                 Account Funds, OppenheimerFunds, Inc., and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 1 to Form N-4
                 Registration No. 333-118362 Filed April 25, 2005.)
          (ff)  Form of Amendment to Participation Agreement Between Pioneer
                 Variable Contracts Trust, Pioneer Investment Management,
                 Inc., Pioneer Funds Distributor, Inc., and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 4 to the
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed April 21, 2006.)
      (9)       Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                 to the legality of the securities being registered.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 1 to Form N-4, Registration No. 333-118362
                 Filed January 31, 2005.)
     (10) (a)   Written Consent of Sutherland Asbill & Brennan LLP.
          (b)   Written Consent of Deloitte & Touche LLP, independent
                 registered public accounting firm.
          (c)   Written Consent of Barry G. Skolnick, Esq.
     (11)       Not Applicable.
     (12)       Not Applicable.
     (13) (a)   Powers of Attorney. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 4 to the
                 Registration Statement on Form N-4, Registration No. 333-
                 118362 Filed April 21, 2006.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


            NAME                  PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------------
Deborah J. Adler............  1300 Merrill Lynch Drive, 2nd Floor  Director, Chairman of the Board,
                                                                   President,
                              Pennington, New Jersey 08534         Chief Executive Officer and Chief
                                                                   Actuary.
John C. Carroll.............  800 Scudders Mill Road 3-D           Director and Senior Vice President.
                              Plainsboro, NJ 08536
Joseph E. Justice...........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         Chief Financial Officer, and Treasurer.
Paul Michalowski............  1300 Merrill Lynch Drive, 2nd Floor  Director and Vice President.
                              Pennington, New Jersey 08534
Barry G. Skolnick...........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President and
                              Pennington, New Jersey 08534         General Counsel.
Joseph Benesch..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Mark Buchinsky..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534

            NAME                  PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------------
Scott Edblom................  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Product Actuary.
                              Pennington, New Jersey 08534
Elizabeth Garrison..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Richard Gracey..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Frances C. Grabish..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Roger Helms.................  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Sharon Hockersmith..........  4802 Deer Lake Drive East            Senior Vice President, Administration.
                              Jacksonville, FL 32246
Radha Lakshminarayanan......  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Corporate
                              Pennington, New Jersey 08534         Actuary.
Kirsty Lieberman............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Patrick Lusk................  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Appointed Actuary.
                              Pennington, New Jersey 08534
Robin A. Maston.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.
Jane R. Michael.............  4802 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246
Heather Reilly..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President, Compliance Officer
                              Pennington, New Jersey 08534
Robert Rohrbach.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Concetta M. Ruggiero........  800 Scudders Mill Road-3D            Senior Vice President.
                              Plainsboro, New Jersey 08536
Lori M. Salvo...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President, Senior Counsel,
                              Pennington, New Jersey 08534         Director of Compliance,
                                                                   and Secretary.
Sarah Scanga................  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Cheryl Y. Sullivan..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Counsel.
                              Pennington, New Jersey 08534
Greta Rein Ulmer............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Compliance
                              Pennington, New Jersey 08534         Officer.
Kelley Woods................  4802 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246


---------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of December 31, 2005 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
     Merrill Lynch Singapore Commodities Pte. Ltd. .....        Singapore
     The Advest Group, Inc. ............................        Delaware
       Advest, Inc. ....................................        Delaware
          Advest Insurance Agency, Inc. ................        Massachusetts
          Balanced Capital Services, Inc. ..............        Connecticut
       Vercoe Insurance Agency, Inc. ...................        Ohio
     Merrill Lynch Capital Services, Inc. ..............        Delaware
       Merrill Lynch Commodities, Inc. .................        Delaware
          Merrill Lynch Commodities (Europe) Holdings
            Limited (4).................................        England
            Merrill Lynch Commodities (Europe)
               Limited..................................        England
               Merrill Lynch Commodities (Europe)
                 Trading Limited........................        England
               Merrill Lynch Commodities GmbH...........        Germany
     Merrill Lynch Government Securities, Inc. .........        Delaware
       Merrill Lynch Money Markets Inc. ................        Delaware
     Merrill Lynch Group, Inc. .........................        Delaware
       Investor Protection Insurance Company............        Vermont
       Merrill Lynch Credit Reinsurance Limited.........        Bermuda
       FAM Distributors, Inc. ..........................        Delaware
       Merrill Lynch Investment Holdings (Mauritius)
          Limited (5)...................................        Mauritius
          Merrill Lynch (Mauritius) Investments
            Limited.....................................        Mauritius
       ML Invest Holdings Limited (6)...................        England
       Merrill Lynch Investment Managers Group Limited
          (7)...........................................        England
          Mercury Carry Company Ltd. (Isle of Man)......        Isle of Man
          Merrill Lynch Pensions Limited................        England

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
          Merrill Lynch Investment Managers Holdings
            Limited (8).................................        England
            Merrill Lynch Fund Managers Limited.........        England
            Merrill Lynch Investment Managers Limited
               (9)......................................        England
               Merrill Lynch Investment Managers Societa
                 di Gestione del Risparmio S.p.A. ......        Italy
            Merrill Lynch Investment Managers
               International Limited (10)...............        England
       Merrill Lynch Investment Managers (Finance)
          Limited.......................................        England
          Merrill Lynch Investment Managers Holdings
            B.V. (11)...................................        Netherlands
            Merrill Lynch Investment Managers
               (Netherlands) B.V. ......................        Netherlands
            Merrill Lynch Investment Managers (Channel
               Islands) Limited.........................        England
            Merrill Lynch Investment Managers (Dublin)
               Limited..................................        Ireland
            Merrill Lynch Investment Managers
               (Luxembourg) S.A. .......................        Luxembourg
            Merrill Lynch Investment Managers Limited
               (Australia)..............................        Australia
            Merrill Lynch Investment Managers (Isle of
               Man) Holdings Limited....................        Isle of Man
               Merrill Lynch Fund Managers (Isle of Man)
                 Limited................................        Isle of Man
               Merrill Lynch Insurance PCC Limited......        Isle of Man
     Princeton Services, Inc. ..........................        Delaware
       Fund Asset Management, L.P. (12).................        Delaware
          IQ Investment Advisors LLC....................        Delaware
       Princeton Administrators, L.P. (11)..............        Delaware
       Merrill Lynch Investment Managers, L.P. (11).....        Delaware
          Merrill Lynch Investment Managers Co.,
            Ltd. .......................................        Japan
          Merrill Lynch Investment Managers, LLC........        Delaware
          Merrill Lynch Alternative Investments LLC.....        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       Financial Data Services, Inc. ...................        Florida
          ML Mortgage Holdings Inc. ....................        Delaware
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
       Merrill Lynch International Bank Limited (13)....        England
          Mortgages 1 Limited...........................        England
          Majestic Acquisitions Limited.................        England
            Mortgage Holdings Limited...................        England
            Mortgages PLC...............................        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
            MLBS Fund Management S.A. ..................        Switzerland
     Merrill Lynch Diversified Investments, LLC.........        Delaware
       Merrill Lynch Credit Products, LLC...............        Delaware
          Merrill Lynch Mortgage Capital Inc. ..........        Delaware
            Merrill Lynch Mortgage Lending, Inc. .......        Delaware
            Wilshire Credit Corporation.................        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivatives Products AG............        Switzerland
     ML IBK Positions, Inc. ............................        Delaware
       Merrill Lynch PCG, Inc. .........................        Delaware
       Merrill Lynch Capital Corporation................        Delaware
       ML Leasing Equipment Corp. (14)..................        Delaware
       Merrill Lynch Canada Holdings Company............        Nova Scotia
          Merrill Lynch Canada Finance Company (15).....        Nova Scotia
          Merrill Lynch & Co., Canada Ltd. (16).........        Ontario
            Merrill Lynch Financial Assets Inc. ........        Canada
            Merrill Lynch Canada Inc. ..................        Canada
     Merrill Lynch Bank USA.............................        Utah
       MLBUSA Funding Corporation.......................        Delaware
       Merrill Lynch Business Financial Services Inc.
          (18)..........................................        Delaware
       Merrill Lynch Credit Corporation.................        Delaware
          Merrill Lynch NJ Investment Corporation.......        New Jersey
       Merrill Lynch Utah Investment Corporation........        Utah
       Merrill Lynch Community Development Company,
          LLC...........................................        New Jersey
       Merrill Lynch Commercial Finance Corp. ..........        Delaware
       Merrill Lynch Private Finance Inc. ..............        Delaware
     Merrill Lynch International Incorporated...........        Delaware
       Merrill Lynch Futures Asia Limited...............        Taiwan
       Merrill Lynch Futures (Hong Kong) Limited........        Hong Kong
       Merrill Lynch Taiwan Limited.....................        Taiwan
       Merrill Lynch International Bank.................        Federal

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
       Merrill Lynch Reinsurance Solutions LTD..........        Bermuda
       Merrill Lynch (Australasia) Pty Limited..........        New South Wales, Australia
          Merrill Lynch Finance (Australia) Pty
            Limited.....................................        Victoria, Australia
          Merrill Lynch Markets (Australia) Pty
            Limited.....................................        New South Wales, Australia
            Equity Margins Ltd. ........................        Victoria, Australia
            Merrill Lynch (Australia) Pty. Ltd. ........        New South Wales, Australia
            Merrill Lynch Equities (Australia)
               Limited..................................        Victoria, Australia
            Merrill Lynch Private (Australia) Limited...        New South Wales, Australia
            Berndale Securities Limited.................        Victoria, Australia
               Merrill Lynch (Australia) Nominees Pty
                 Limited................................        New South Wales, Australia
            Merrill Lynch International (Australia)
               Limited..................................        New South Wales, Australia
               Merrill Lynch (Australia) Futures
                 Limited................................        New South Wales, Australia
       Merrill Lynch Japan Securities Co., Ltd. ........        Japan
          Merrill Lynch Japan Finance Co., Ltd. ........        Japan
       Merrill Lynch International Holdings Inc. .......        Delaware
          Merrill Lynch France S.A.S. ..................        France
            Merrill Lynch Capital Markets (France)
               S.A.S. ..................................        France
            Merrill Lynch, Pierce, Fenner & Smith SAS...        France
            Merrill Lynch Mexico, S.A. de C.V., Casa de
               Bolsa....................................        Mexico
            PT Merrill Lynch Indonesia (19).............        Indonesia
            Merrill Lynch (Asia Pacific) Limited........        Hong Kong
               Merrill Lynch Far East Limited...........        Hong Kong
            Merrill Lynch Bank and Trust Company
               (Cayman) Limited.........................        Cayman Islands, British West
                                                                  Indies
               Institucion Financiera Externa Merrill
                 Lynch Bank (Uruguay) S.A. .............        Uruguay
               Merrill Lynch Espanola Agencia de Valores
                 S.A. ..................................        Spain
          Merrill Lynch Capital Markets AG (20).........        Switzerland
          Merrill Lynch Europe PLC (21).................        England
            Merrill Lynch Administration Services
               (Luxembourg) S.a r.l. ...................        Luxembourg
            Merrill Lynch Asset Management U.K.
               Limited..................................        England
            Merrill Lynch Global Asset Management
               Limited..................................        England
            Merrill Lynch, Pierce, Fenner & Smith
               Limited..................................        England
            ML UK Capital Holdings (22).................        England
               Merrill Lynch International (23).........        England
            Merrill Lynch Europe Intermediate
               Holdings.................................        England
               Merrill Lynch Capital Markets Espana
                 S.A., S.V. ............................        Spain
            Merrill Lynch (Singapore) Pte. Ltd. (24)....        Singapore
            Merrill Lynch South Africa (Pty) Ltd.
               (25).....................................        South Africa

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
          Merrill Lynch Argentina S.A. .................        Argentina
          Merrill Lynch Pierce Fenner & Smith de
            Argentina S.A.F.M. y de M (26)..............        Argentina
          Banco Merrill Lynch de Investimentos S.A. ....        Brazil
            Merrill Lynch S.A. Corretora de Titulos e
               Valores Mobiliarios......................        Brazil
          Merrill Lynch S.A. ...........................        Luxembourg
          Merrill Lynch Europe Ltd. ....................        Cayman Islands, British West
                                                                  Indies
     Herzog, Heine, Geduld, LLC.........................        Delaware
     Merrill Lynch Financial Markets Inc. ..............        Delaware
     The Princeton Retirement Group, Inc. ..............        Delaware
       GPC Securities, Inc. ............................        Georgia

---------------
 (1) Also conducts business under the name "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Merrill Lynch Group, Inc. and Merrill Lynch International Incorporated each hold fifty percent of this entity.

 (6) Held through several intermediate holding companies.

 (7) Held through several intermediate holding companies.

 (8) Held through several intermediate holding companies.

 (9) Held through several intermediate holding companies.

(10) Held through several intermediate holding companies.

(11) Held through several intermediate holding companies.

(12) Princeton Services, Inc. is the general partner and ML & Co. is the limited partner of these partnerships.

(13) Held through several intermediate holding companies.

(14) This corporation has 26 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

(15) Held through several intermediate holding companies.

(16) Held through several intermediate holding companies.

(17) Held through several intermediate holding companies.

(18) Also conducts business under the name "Merrill Lynch Capital."

(19) Merrill Lynch International Holdings Inc. has an 80% stake in this entity through a joint venture.

(20) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."

(21) Held through several intermediate holding companies.

(22) Held through several intermediate holding companies.

(23) Partially owned by another indirect subsidiary of ML & Co.

(24) Held through intermediate subsidiaries.

(25) Held through intermediate subsidiaries.

(26) Partially owned by another direct subsidiary of ML & Co.

ITEM 27. NUMBER OF CONTRACTS

     The number of Contracts in force as of January 23, 2007 was 4,075.

ITEM 28. INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 - INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

     SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

     SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

     SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 - INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill

Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer, executive vice presidents, chief financial officer, and controller of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------                --------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
Dow Kim                                     Director and Executive Vice President
Robert J. McCann                            Director, Chairman of the Board and Chief
                                              Executive Officer
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer
Joseph F. Regan                             First Vice President, Chief Financial
                                              Officer and Controller

---------------

     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, New Jersey 08534 and the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 14th day of February, 2007.


                               Merrill Lynch Life Variable Annuity
                               Separate Account A
                                    (Registrant)

                                         By: /s/ BARRY G. SKOLNICK
                                             ----------------------------------------------
                                             Barry G. Skolnick
                                             Senior Vice President and General Counsel

                                                Merrill Lynch Life Insurance Company
                                                            (Depositor)

                                         By: /s/ BARRY G. SKOLNICK
                                             ----------------------------------------------
                                             Barry G. Skolnick
                                             Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities indicated on February 14, 2007.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Chairman of the Board, President,
---------------------------------------------    Chief Executive Officer and Chief Actuary
              Deborah J. Adler

                      *                        Director and Senior Vice President
---------------------------------------------
               John C. Carroll

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director and Vice President
---------------------------------------------
              Paul Michalowski

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                  EXHIBIT LIST

EXHIBIT                            DESCRIPTION                            PAGE
-------                            -----------                            ----
(10)(a)    Written Consent of Sutherland Asbill & Brennan, LLP.
(10)(b)    Written Consent of Deloitte & Touche LLP, independent
            registered public accounting firm.
(10)(c)    Written Consent of Barry G. Skolnick, Esq.